Nuveen Municipal High Income Opportunity
Fund
Portfolio of Investments July 31, 2022
(Unaudited)
NMZ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 160.3%  (100.0% of Total Investments)
X
2,045,151,267 MUNICIPAL BONDS - 155.7% (97.2% of Total Investments)
X 2,045,151,267
Alabama - 2.0% (1.2% of Total Investments)
$ 182 Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal
Revenue Bonds, Big Sky Environmental LLC Project, Refunding Taxable
Series 2017C, 1.000%, 9/01/37, 144A (4)
8/22 at 100.00 N/R $ 2
1,000 Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal
Revenue Bonds, Big Sky Environmental LLC Project, Series 2017A,
6.750%, 9/01/37, 144A (4)
9/27 at 100.00 N/R 700,000
213 Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal
Revenue Bonds, Big Sky Environmental LLC Project, Taxable Series
2017B, 6.750%, 9/01/37, 144A (4)
9/27 at 100.00 N/R 148,646
2,000 Alabama Private Colleges and University Facilities Authority, Limited
Obligation Bonds, University of Mobile Project, Series 2015A, 6.000%,
9/01/45, 144A
9/25 at 100.00 N/R 2,073,080
785 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation Proejcet,
Green Series 2020, 6.375%, 11/01/50, (AMT), (Mandatory Put 11/01/30)
No Opt. Call B- 905,278
10,765 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation Proejcet,
Series 2019, 5.750%, 10/01/49, (AMT)
10/29 at 100.00 B- 11,517,796
5,000 Jefferson County, Alabama, Sewer Revenue Warrants, Capital
Appreciation Subordinate Lien Series 2013F, 0.000%, 10/01/50 (5)
10/23 at 105.00 BB 5,103,700
1,000 Jefferson County, Alabama, Sewer Revenue Warrants, Senior Lien Series
2013C, 0.000%, 10/01/38 - AGM Insured (5)
10/23 at 105.00 BB+ 1,021,690
250 MidCity Improvement District, Alabama, Special Assessment Revenue
Bonds, Series 2022, 4.750%, 11/01/49
11/32 at 100.00 N/R 209,468
2,000 Mobile County, Alabama, Limited Obligation Warrants, Gomesa Projects,
Series 2020, 4.000%, 11/01/45, 144A
11/29 at 100.00 N/R 1,680,640
Tuscaloosa County Industrial Development Authority,
Alabama, Gulf Opportunity Zone Bonds, Hunt Refining
Project, Refunding Series 2019A:
1,931 4.500%, 5/01/32, 144A 5/29 at 100.00 N/R 1,807,594
1,000 5.250%, 5/01/44, 144A 5/29 at 100.00 N/R 950,180
26,126 Total Alabama 26,118,074
Arizona - 4.0% (2.5% of Total Investments)
460 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, KIPP Nashville Project, Series 2022A, 5.000%, 7/01/62
(WI/DD, Settling 8/10/22)
7/30 at 100.00 N/R 467,530
Arizona Industrial Development Authority, Arizona,
Education Revenue Bonds,  Arizona Christian University
Project, Series 2019A:
400 5.500%, 10/01/40, 144A 10/26 at 103.00 N/R 378,864
800 5.625%, 10/01/49, 144A 10/26 at 103.00 N/R 739,856
1,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Ball Charter Schools Project, Series 2022, 4.000%, 7/01/51
7/31 at 100.00 N/R 899,370
10,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Pojects, Series 2021B,
5.000%, 7/01/51, 144A
7/28 at 103.00 N/R 7,940,600

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NMZ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 10,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Pojects, Taxable Series
2021A, 5.000%, 7/01/51, 144A
7/28 at 103.00 N/R $ 7,825,600
1,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Pojects, Taxable Series
2021C, 6.000%, 7/01/29, 144A
No Opt. Call N/R 945,950
5,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada Sloan Canyon Campus Project,
Series 2020A-2, 6.150%, 9/15/53, 144A
9/23 at 105.00 BB+ 5,349,050
2,765 Arizona Industrial Development Authority, Arizona, Hotel Revenue Bonds,
Provident Group Falcon Properties LLC, Project, Senior Series 2022A-1,
4.150%, 12/01/57, 144A
12/31 at 100.00 N/R 2,127,032
2,590 Arizona Industrial Development Authority, Arizona, Hotel Revenue Bonds,
Provident Group Falcon Properties LLC, Project, Subordinate Series
2022B, 5.750%, 12/15/57, 144A
12/31 at 100.00 N/R 2,092,072
1,000 Arizona Industrial Development Authority, Education Facility Revenue
Bonds, Caurus Academy Project, Series 2018A, 6.500%, 6/01/50, 144A
6/28 at 100.00 N/R 1,050,730
1,000 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Gateway Academy Project, Series 2019A, 5.750%,
1/01/50, 144A
1/30 at 100.00 N/R 904,520
435 Phoenix Industrial Development Authority, Arizona, Multifamily Housing
Revenue Bonds, Deer Valley Veterans Assisted Living Project, Series
2016A, 5.125%, 7/01/36
7/24 at 101.00 N/R 362,846
1,000 Pima County Industrial Development Authority, Arizona, Charter School
Revenue Bonds, Desert Heights Charter School, Series 2014, 7.250%,
5/01/44
5/24 at 100.00 N/R 1,040,140
3,000 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Refunding Series 2020,
5.000%, 7/01/49, 144A
7/26 at 103.00 N/R 2,883,600
Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016:
245 5.250%, 7/01/36 7/26 at 100.00 BB- 248,173
400 5.375%, 7/01/46 7/26 at 100.00 BB- 402,664
475 5.500%, 7/01/51 7/26 at 100.00 BB- 480,025
1,000 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Series 2019, 5.875%,
7/01/51, 144A
7/26 at 103.00 N/R 1,042,060
2,000 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, San Tan Montessori School Project, Series 2014A,
9.000%, 2/01/44
2/24 at 100.00 N/R 2,122,340
330 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Synergy Public Charter School Project, Series 2020,
5.000%, 6/15/35, 144A
6/28 at 100.00 N/R 311,121
100 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, The Paideia Academies Project, 2019, 5.125%, 7/01/39
7/25 at 100.00 N/R 98,275
315 Pinal County Industrial Development Authority, Arizona, Correctional
Facilities Contract Revenue Bonds, Florence West Prison LLC, Series
2002A, 5.250%, 10/01/22 - ACA Insured
8/22 at 100.00 BBB- 315,117
7,500 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.500%,
12/01/37, 144A
No Opt. Call Ba3 8,696,100

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 2,000 Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation
Revenue Bonds, Series 2021A, 5.375%, 10/01/56
10/29 at 103.00 N/R $ 1,375,840
2,000 The Industrial Development Authority of the city of Sierra Vista, Education
Facility Revenue Bonds, Career Success Charter Schools, Ameri-Schools
Academy Project, Series 2022, 6.000%, 6/15/57, 144A
6/29 at 103.00 N/R 2,023,054
885 Yuma County Industrial Development Authority, Arizona, Exempt Revenue
Bonds, Far West Water & Sewer Inc. Refunding, Series 2007A, 6.375%,
12/01/37, (AMT)
9/22 at 100.00 N/R 821,776
57,700 Total Arizona 52,944,305
Arkansas - 0.5% (0.3% of Total Investments)
4,000 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT), 144A
9/26 at 103.00 B- 3,907,920
2,500 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2020A, 4.750%, 9/01/49,
(AMT), 144A
9/27 at 103.00 B- 2,515,900
6,500 Total Arkansas 6,423,820
California - 17.9% (11.1% of Total Investments)
16,390 Alameda Corridor Transportation Authority, California, Revenue Bonds,
Refunding Second Subordinate Lien Series 2022C, 5.450%, 10/01/52 -
AGM Insured
10/37 at 100.00 N/R 8,703,090
Alameda Corridor Transportation Authority, California,
Revenue Bonds, Refunding Senior Lien Series 2022A:
4,000 5.300%, 10/01/47 10/37 at 100.00 N/R 2,103,400
18,905 5.350%, 10/01/48 10/37 at 100.00 N/R 9,937,602
4,585 5.380%, 10/01/49 10/37 at 100.00 N/R 2,405,566
3,055 5.400%, 10/01/50 10/37 at 100.00 N/R 1,594,771
3,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A
8/31 at 100.00 N/R 2,498,130
2,985 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Ester Apartments, Series 2021A-2, 4.000%, 2/01/43,
144A
8/31 at 100.00 N/R 2,550,115
2,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Exchange at Bayfront Apartments, Junior Series 2021A-
2, 4.000%, 8/01/51, 144A
8/32 at 100.00 N/R 1,370,680
1,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%,
8/01/47, 144A
8/31 at 100.00 N/R 798,680
2,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, K Street Flats, Series 2021A-2, 4.000%, 8/01/50, 144A
8/32 at 100.00 N/R 1,552,640
3,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Mira Vista Hills  Apartments, Series 2021A, 4.000%,
2/01/56, 144A
8/31 at 100.00 N/R 2,518,980
1,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%,
2/01/50, 144A
2/30 at 100.00 N/R 968,320
5,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Stoneridge Apartments, Series 2021A, 4.000%,
2/01/56, 144A
2/31 at 100.00 N/R 4,191,850
3,335 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-1,
3.000%, 2/01/57, 144A
8/32 at 100.00 N/R 2,524,795

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NMZ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 1,600 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-2,
4.000%, 2/01/50, 144A
8/32 at 100.00 N/R $ 1,330,976
500 California Enterprise Development Authority, Charter School Revenue
Bonds, Norton Science & Language Academy Project, Series 2021,
4.000%, 7/01/61, 144A
7/27 at 100.00 N/R 362,765
2,250 California Enterprise Development Authority, Charter School Revenue
Bonds, Norton Science and Language Academy Project, Series 2020,
6.250%, 7/01/58, 144A
7/27 at 102.00 N/R 2,124,472
10,450 California Health Facilities Financing Authority, Revenue Bonds, Cedars-
Sinai Health System, Series 2021A, 4.000%, 8/15/48
8/31 at 100.00 N/R 10,500,160
California Health Facilities Financing Authority, Revenue
Bonds, Children's Hospital Los Angeles, Series 2017A:
5,165 5.000%, 8/15/42, (UB) 8/27 at 100.00 Baa2 5,388,696
22,115 5.000%, 8/15/47, (UB) (6) 8/27 at 100.00 Baa2 22,967,312
5,000 California Health Facilities Financing Authority, Revenue Bonds, Kaiser
Permanente System, Series 2017A-2, 4.000%, 11/01/44, (UB)
11/27 at 100.00 AA- 5,044,900
California Health Facilities Financing Authority, Revenue
Bonds, Stanford Hospitals and Clinics, Tender Option Bond
Trust 2016-XG0049:
1,000 14.172%, 8/15/51, (Pre-refunded 8/15/22), 144A, (IF) 8/22 at 100.00 AA- (7) 1,005,380
250 14.175%, 8/15/51, (Pre-refunded 8/15/22), 144A, (IF) 8/22 at 100.00 AA- (7) 251,345
1,020 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Affordable Housing Inc Projects, Series 2014B, 5.875%,
8/15/49
8/24 at 100.00 N/R 1,034,484
500 California Municipal Finance Authority, Revenue Bonds, California Baptist
University, Series 2016A, 5.000%, 11/01/36, 144A
11/26 at 100.00 N/R 524,100
7,430 California Municipal Finance Authority, Revenue Bonds, Eisenhower
Medical Center, Refunding Series 2017B, 4.000%, 7/01/42, (UB) (6)
7/27 at 100.00 BBB- 7,056,791
20,925 California Municipal Finance Authority, Revenue Bonds, Linxs APM Project,
Senior Lien Series 2018A, 4.000%, 12/31/47, (AMT), (UB) (6)
6/28 at 100.00 BBB- 20,041,337
2,165 California Municipal Finance Authority, Special Tax Revenue Bonds,
Community Facilities District 2020-6, County of Placer-PV400, Series
2022, 5.250%, 9/01/52
9/29 at 103.00 N/R 2,240,623
400 California Pollution Contol Financing Authority, Solid Waste Disposal
Revenue Bonds, Aemerge Redpak Services Southern California, LLC
Project, Subordinate Series 2017, 8.000%, 12/01/27, (AMT), 144A (4)
No Opt. Call N/R 24,000
1,000 California Public Finance Authority, Charter School Lease Revenue Bonds,
California Crosspoint Academy Project, Series 2020A, 5.125%, 7/01/55,
144A
7/28 at 100.00 N/R 910,800
1,000 California School Finance Authority, California, Charter School Revenue
Bonds, Alta Public Schools - Obligated Group, Series 2020A, 6.000%,
6/01/59, 144A
6/28 at 102.00 N/R 975,280
1,000 California School Finance Authority, California, Charter School Revenue
Bonds, Girls Athletic Leadership School Los Angeles Project, Series
2021A, 4.000%, 6/01/61, 144A
6/31 at 100.00 N/R 745,170
2,000 California School Finance Authority, Charter School Revenue Bonds,
Russell Westbrook Academy Obligated Group, Series 2021A, 4.000%,
6/01/61, 144A
6/27 at 100.00 N/R 1,540,100
1,000 California School Finance Authority, Charter School Revenue Bonds,
Scholarship Prep Public Schools Obligated Group, Series 2020A,
5.000%, 6/01/60, 144A
6/28 at 100.00 N/R 812,100

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A:
$ 800 5.250%, 12/01/44 12/24 at 100.00 BB- $ 817,544
1,000 5.500%, 12/01/54 12/24 at 100.00 BB- 1,022,310
6,940 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.250%, 12/01/56, 144A
6/26 at 100.00 BB- 7,016,618
500 California Statewide Communities Development Authority, Revenue
Bonds, Lancer Educational Student Housing Project, Refunding Series
2016A, 5.000%, 6/01/46, 144A
6/26 at 100.00 N/R 510,970
1,000 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2012-01, Fancher Creek, Series
2013A, 5.700%, 9/01/43
9/22 at 100.00 N/R 1,001,480
800 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2011A,
8.000%, 9/02/41
8/22 at 100.00 N/R 795,720
1,000 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2021A,
4.000%, 9/02/51
9/31 at 100.00 N/R 885,650
52 California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005A, 5.500%, 7/01/39
(4),(8)
9/22 at 100.00 N/R 52,334
1,300 CMFA Special Finance Agency I, California, Essential Housing Revenue
Bonds, The Mix at Center City, Subordinate Series 2021B, 8.000%,
4/01/56, 144A
4/31 at 100.00 N/R 1,095,341
1,000 CMFA Special Finance Agency VII, California, Essential Housing Revenue
Bonds, Junior Lien Series 2021A-2, 4.000%, 8/01/47, 144A
8/31 at 100.00 N/R 796,370
2,000 CMFA Special Finance Agency VII, California, Essential Housing Revenue
Bonds, Senior Lien Series 2021A-1, 3.000%, 8/01/56, 144A
8/31 at 100.00 N/R 1,517,200
2,000 CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Latitude 33, Senior Series 2021A-2, 4.000%, 12/01/45, 144A
12/31 at 100.00 N/R 1,624,080
300 Corona, California, Special Tax Bonds, Community Facilities District 2018-2
Sierra Bella, Series 2022A, 5.000%, 9/01/42
9/29 at 103.00 N/R 315,504
1,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine Lien Series
2021B, 4.000%, 10/01/46, 144A
10/31 at 100.00 N/R 791,680
2,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Senior Lien Series 2021A,
4.000%, 10/01/56, 144A
10/31 at 100.00 N/R 1,852,520
19,385 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%, 10/01/56,
144A
10/31 at 100.00 N/R 16,255,292
3,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Dublin Mezzanine Lien Series 2021B, 4.000%, 2/01/57,
144A
2/32 at 100.00 N/R 2,292,630
5,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Dublin Social Senior Lien Series 2021A-2, 3.000%,
2/01/57, 144A
2/32 at 100.00 N/R 3,785,300
5,800 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Jefferson-Anaheim Series 2021A-2, 3.125%, 8/01/56,
144A
8/31 at 100.00 N/R 4,415,598
6,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Link-Glendale, Series 2021A-2, 4.000%, 7/01/56, 144A
7/31 at 100.00 N/R 4,714,980

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NMZ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 1,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-1,
3.400%, 10/01/46, 144A
10/31 at 100.00 N/R $ 835,010
1,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-2,
4.000%, 10/01/56, 144A
10/31 at 100.00 N/R 824,250
2,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Monterrey Station Apartments, Series 2021B, 4.000%,
7/01/58, 144A
7/32 at 100.00 N/R 1,399,700
2,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Orange City Portfolio, Mezzanine Lien Series 2021B,
4.000%, 3/01/57, 144A
3/32 at 100.00 N/R 1,553,240
2,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Mezzanine
Lien Series 2021B, 4.000%, 6/01/57, 144A
6/31 at 100.00 N/R 1,575,440
535 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien
Series 2021A-2, 3.125%, 6/01/57, 144A
6/31 at 100.00 N/R 395,643
5,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series
2021A-2, 4.000%, 12/01/58
6/32 at 100.00 N/R 4,173,250
2,145 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series 2021B,
4.000%, 12/01/59
6/32 at 100.00 N/R 1,609,973
3,430 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1,
3.000%, 12/01/49
6/32 at 100.00 N/R 2,499,613
1,750 Daly City Housing Development Finance Agency, California, Mobile Home
Park Revenue Bonds, Franciscan Mobile Home Park Project, Refunding
Third Tier Series 2007C, 6.500%, 12/15/47
8/22 at 100.00 N/R 1,750,543
2,000 Daly City Housing Development Finance Agency, California, Mobile Home
Park Revenue Bonds, Franciscan Mobile Home Park, Refunding Series
2007A, 5.000%, 12/15/37
8/22 at 100.00 A+ 2,001,520
2,000 Golden State Tobacco Securitization Corporation, California, Enhanced
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series
2015A, 5.000%, 6/01/45, (Pre-refunded 6/01/25), (UB)
6/25 at 100.00 A+ (7) 2,184,260
77,855 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 N/R 9,945,976
Golden State Tobacco Securitization Corporation,
California, Tobacco Settlement Asset-Backed Bonds,
Tender Option Bond Trust 2015-XF1038:
860 13.869%, 6/01/45, 144A, (IF) (6) 6/25 at 100.00 A+ 1,176,764
390 Lee Lake Public Financing Authority, California, Junior Lien Revenue
Bonds, Series 2013B, 5.250%, 9/01/32
9/23 at 100.00 N/R 398,506
1,000 Los Angeles County Community Facilities District 2021-01, California,
Special Tax Bond, Valencia-Facilities Improvement Area 1, Series 2022,
5.000%, 9/01/52
9/29 at 103.00 N/R 1,039,460
8,000 Los Angeles County Public Works Financing Authority, California, Lease
Revenue Bonds, LACMA Building for the Permanent  Collection Project,
Green Series 2020A, 3.000%, 12/01/50, (UB) (6)
12/30 at 100.00 N/R 6,808,960
1,000 Lynwood Redevelopment Agency, California, Tax Allocation Revenue
Bonds, Project Area A, Subordinate Lien Series 2011A, 7.000%, 9/01/31
8/22 at 100.00 A 1,003,470

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 535 Menifee Union School District, Riverside County, California, Special Tax
Bonds, Community Facilties District 2011-1, Improvement Area 6, Series
2021, 4.000%, 9/01/50
9/28 at 103.00 N/R $ 493,939
Sacramento City Financing Authority California, Lease
Revenue Bonds, Master Lease Program Facilities Projects,
Tender Option Bond Trust 2016-XG0100:
750 15.383%, 12/01/30 - AMBAC Insured, 144A, (IF) No Opt. Call AA- 1,302,195
2,015 15.707%, 12/01/33 - AMBAC Insured, 144A, (IF) No Opt. Call AA- 3,917,765
4,095 San Francisco City and County Redevelopment Agency Successor Agency,
California, Tax Allocation Bonds, Mission Bay South Redevelopment
Project, Subordinate Series 2016D, 0.000%, 8/01/31, 144A
8/22 at 65.07 N/R 2,670,964
1,500 San Francisco City and County, California, Special Tax Bonds, Community
Facilities District 2016-1 Treasure Island Improvement Area 1, Series
2021, 4.000%, 9/01/51
9/27 at 103.00 N/R 1,407,885
960 Santa Margarita Water District, California, Special Tax Bonds, Community
Facilities District 2013-1 Village of Sendero, Series 2013, 5.625%,
9/01/43
9/23 at 100.00 N/R 979,277
1,065 Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2017, 6.250%, 9/01/47, 144A
9/27 at 100.00 N/R 1,121,402
1,250 University of California, General Revenue Bonds, Tender Option Bond
Trust 2016-XL0001, 14.250%, 5/15/39, 144A, (IF)
5/23 at 100.00 AA 1,367,000
344,037 Total California 234,594,536
Colorado - 12.5% (7.8% of Total Investments)
500 Alpine Mountain Ranch Metropolitan District, Routt County, Colorado,
Special Assessment Revenue Bonds, Special Improvement District 2,
Series 2021, 4.000%, 12/01/40
9/26 at 103.00 N/R 417,610
885 Antelope Heights Metropolitan District, Colorado, Limited Tax General
Obligation Bonds, Junior Lien Series Series 2021B, 5.500%, 12/15/37
9/26 at 103.00 N/R 818,315
1,089 Aspen Street Metropolitan District, Broomfield County and City, Colorado,
Limited Tax General Obligation Bonds, Series 2021A-3, 5.125%,
12/01/50
6/26 at 103.00 N/R 947,615
12,000 Aurora Highlands Community Authority Board, Adams County, Colorado,
Special Tax Revenue Bonds, Refunding & Improvement Series 2021A,
5.750%, 12/01/51
12/28 at 103.00 N/R 11,554,200
500 Aviation Station North Metropolitan District 2, Denver County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2019B,
7.750%, 12/15/48
9/24 at 103.00 N/R 478,850
1,500 Belford North Metropolitan District, Douglas County, Colorado, General
Obligation Limited Tax Bonds, Series 2020A, 5.500%, 12/01/50
12/25 at 103.00 N/R 1,416,645
1,000 Bennett Ranch Metropolitan District 1, Adams County, Colorado, General
Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series
2021A, 5.000%, 12/01/51
3/26 at 103.00 N/R 932,060
500 Berthoud-Heritage Metropolitan District 10, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Senior Series 2022A, 4.750%,
12/01/52
12/26 at 103.00 N/R 435,010
2,000 Bradley Heights Metropolitan District 2, Colorado Springs, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2021A-3,
4.750%, 12/01/51
9/26 at 103.00 N/R 1,616,060
1,000 Broadway Station Metropolitan District 3, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A, 5.000%, 12/01/49
6/24 at 103.00 N/R 975,480

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NMZ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 740 Broomfield Village Metropolitan District 2, In the City and County of
Broomfield, Colorado, General Obligation Limited Tax and Revenue
Bonds,Series 2021A-2, 5.000%, 12/01/49, 144A
12/24 at 103.00 N/R $ 706,027
3,000 Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Junior Subordinate
Series 2016, 7.000%, 12/15/57
8/22 at 100.00 N/R 2,117,640
500 Cherry Creek Corporate Center Metropolitan District, Arapahoe County,
Colorado, Revenue Bonds, Refunding Subordinate Lien Series 2016B,
8.000%, 6/15/37
8/22 at 103.00 N/R 493,490
1,000 Cielo Metropolitan District, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Series 2021(3), 5.250%, 12/01/50
6/26 at 103.00 N/R 886,950
600 Clear Creek Transit Metropolitan District 2, Adams County, Colorado,
Revenue Supported Limited Tax General Obligation Bonds, Series
2021A, 5.000%, 12/01/41
12/26 at 103.00 N/R 578,394
540 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Community Leadership Academy Project, Series 2008,
6.250%, 7/01/28
8/22 at 100.00 BB+ 541,139
2,100 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Mountain Phoenix Community School, Series 2012,
7.000%, 10/01/42
10/22 at 100.00 N/R 2,105,334
Colorado Educational and Cultural Facilities Authority,
Charter School Revenue Bonds, New Summit Charter
Academy Project, Series 2021A:
100 4.000%, 7/01/41, 144A 7/31 at 100.00 N/R 88,528
100 4.000%, 7/01/51, 144A 7/31 at 100.00 N/R 82,930
560 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Skyview Academy Project, Series 2014, 5.375%,
7/01/44, 144A
7/24 at 100.00 BB 566,199
720 Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
Global Village Academy - Northglenn Project, Series 2020, 5.000%,
12/01/55, 144A
12/30 at 100.00 N/R 645,106
2,500 Colorado Health Facilities Authority, Colorado, Revenue Bonds, American
Baptist Homes of the Midwest Obligated Group, Series 2013, 8.000%,
8/01/43
2/24 at 100.00 N/R 2,559,800
1,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, American
Baptist Homes Project, Series 2016, 6.125%, 2/01/46, 144A
2/26 at 100.00 N/R 913,730
3,144 Colorado International Center Metropolitan District 8, Adams County,
Colorado, Limited Tax General Obligation Bonds, Series 2020, 6.500%,
12/01/50
9/25 at 103.00 N/R 3,028,301
2,000 Compark Business Campus Metropolitan District, Douglas County,
Colorado, General Obligation Bonds, Series 2012A, 6.750%, 12/01/39,
(Pre-refunded 12/01/22)
12/22 at 100.00 N/R (7) 2,033,520
500 Conestoga Metropolitan District 2, Ault, Weld County, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series 2021A-
3, 5.250%, 12/01/51
9/26 at 103.00 N/R 467,925
500 Copperleaf Metropolitan District 3, Arapahoe County, Colorado, Limited
Tax General Obligation Bonds, Subordinate Series 2021B, 5.500%,
12/15/36
9/26 at 103.00 N/R 461,820
750 Copperleaf Metropolitan District 4, Arapahoe County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax Series
2020A, 5.000%, 12/01/49
3/25 at 103.00 N/R 741,127
1,000 Crowfoot Valley Ranch Metropolitan District No. 2,  Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2018A, 5.625%,
12/01/38
12/23 at 103.00 N/R 1,026,100

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 1,000 Dacono Urban Renewal Authority, Weld County, Colorado, Tax Increment
Revenue Bonds, Series 2020, 6.250%, 12/01/39
12/25 at 103.00 N/R $ 987,190
10,000 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018A, 4.000%, 12/01/48, (AMT), (UB) (6)
12/28 at 100.00 A 9,735,300
3,000 Denver City and County, Colorado, Special Facilities Airport Revenue
Bonds, United Airlines, Inc. Project, Refunding Series 2017, 5.000%,
10/01/32, (AMT)
10/23 at 100.00 B 3,024,840
490 Dinosaur Ridge Metropolitan District, Golden, Jefferson County, Colorado,
Special Revenue Refunding and Improvement Bonds, Series 2019A,
5.000%, 6/01/49
6/24 at 103.00 N/R 476,628
1,030 E-86 Metropolitan District, Elizabeth, Elbert County, Colorado, General
Obligation Limited Tax Cash Flow Bonds, Series 2021A-3, 5.125%,
12/01/51
6/26 at 103.00 N/R 892,011
2,000 Elbert and Highway 86 Commercial Metropolitan District, Elbert County,
Colorado, Special Revenue and Tax Supported Bonds, Refunding &
Improvement Senior Series 2021A, 5.000%, 12/01/51, 144A
6/26 at 103.00 N/R 1,775,660
1,000 Erie Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds,
Series 2021, 4.000%, 12/01/38
9/26 at 103.00 N/R 873,970
Foothills Metropolitan District, Fort Collins, Colorado,
Special Revenue Bonds, Series 2014:
1,000 5.750%, 12/01/30 12/24 at 100.00 N/R 1,004,220
2,080 6.000%, 12/01/38 12/24 at 100.00 N/R 2,033,262
Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax
Supported Bonds, Refunding & Improvement Senior Series
2022A:
8,380 5.500%, 12/01/42 12/30 at 102.00 N/R 8,625,534
1,000 5.750%, 12/01/52 12/30 at 102.00 N/R 1,027,350
2,260 Fourth North Business Improvement District, Silverthorne, Summit County,
Colorado, Special Revenue and Tax Supported Bonds, Subordinate
Series 2022B, 8.125%, 12/15/52
12/30 at 102.00 N/R 2,334,083
Future Legends Sports Park Business Improvement District,
Limited Tax General Obligation Bonds, Series 2022A and
Subordinate Limited Tax General Obligation Bonds, Series
2022B:
3,000 6.000%, 12/01/52 9/27 at 103.00 N/R 3,043,890
1,000 8.500%, 12/15/52 9/27 at 103.00 N/R 1,012,920
3,000 Future Legends Sports Park Metropolitan District 2, Colorado, Limited Tax
General Obligation Bonds, Series 2020A, 5.500%, 6/01/50, 144A
6/25 at 103.00 N/R 2,707,230
500 Glen Metropolitan District 3, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2021, 4.250%, 12/01/51, 144A
12/26 at 103.00 N/R 404,185
Grand Junction Dos Rios General Improvement District,
Grand Junction, Mesa County, Colorado, Special Revenue
Bonds, Series 2021:
500 4.500%, 12/01/41 12/26 at 103.00 N/R 432,855
500 4.750%, 12/01/51 12/26 at 103.00 N/R 417,955
1,000 Great Western Metropolitan District 5, Colorado, General Obligation
Limited Tax Revenue Bonds, Refunding Series 2020, 4.750%, 12/01/50
12/25 at 102.00 N/R 947,060
2,000 Heritage Todd Creek Metropolitan District, Colorado, General Obligation
Bonds Limited Tax, Refunding & Improvement Series 2015, 6.125%,
12/01/44
12/24 at 100.00 N/R 2,032,040
540 Highlands Metropolitan District 1, Broomfield City  and County, colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2021, 5.000%, 12/01/41
3/26 at 103.00 N/R 514,550

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NMZ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 810 Jefferson Center Metropolitan District 1, Arvada, Jefferson County,
Colorado, Special Revenue Bonds, Subordinate Series 2020B, 5.750%,
12/15/50
12/23 at 103.00 N/R $ 816,172
1,000 Johnstown Village Metropolitan District 2, Weld County, own of
Johnstown, Colorado, General Obligation Limited Tax Bonds, Series
2020A, 5.000%, 12/01/50
9/25 at 103.00 N/R 944,990
1,700 Jones District Community Authority Board, Centennial, Colorado, Special
Revenue Convertible Capital Appreciaiton Bonds, Series 2020A,
5.750%, 12/01/50
12/25 at 103.00 N/R 1,442,348
1,000 Kinston Metropolitan District 5, Loveland, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.125%, 12/01/50
12/25 at 103.00 N/R 942,580
2,550 Kit Carson County Health Service District, Colorado, Health Care Facility
Revenue Bonds, Series 2007, 6.750%, 1/01/34
8/22 at 100.00 N/R 2,404,803
500 Lanterns Metropolitan District 1, Castle Rock, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Series 2019A, 5.000%, 12/01/49
9/24 at 103.00 N/R 497,650
500 Lanterns Metropolitan District 2, Castle Rock, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Series 2021A-3, 4.500%,
12/01/50
9/26 at 103.00 N/R 400,895
500 Larkridge Metropolitan District No. 2, In the City of Thornton, Adams
County, Colorado, General Obligation, Limited Tax Convertible to
Unlimited Tax, Improvement Bonds, Refunding Series 2019, 5.250%,
12/01/48
12/23 at 103.00 N/R 502,840
Mayberry Community Authority, Colorado Springs, El Paso
County, Colorado, Special Revenue Bonds, Series 2021A:
500 5.000%, 12/01/41 6/26 at 103.00 N/R 479,205
500 5.000%, 4/15/51 6/26 at 103.00 N/R 454,715
1,000 Meadowbrook Heights Metropolitan District, Jefferson County, Colorado,
General Obligation Limited Tax Bonds, Series 2021A(3), 4.875%,
12/01/51
9/26 at 103.00 N/R 848,320
500 Mountain Brook Metropolitan District, Longmont, Boulder County,
Colorado, Limited Tax General Obligation Bonds, Series 2021, 4.750%,
12/01/51
12/26 at 103.00 N/R 417,785
2,000 Murphy Creek Metropolitan District 3, Aurora, Colorado, General
Obligation Bonds, Refunding & Improvement Series 2006, 6.125%,
12/01/35 (4)
8/22 at 100.00 N/R 2,000,000
500 Murphy Creek Metropolitan District 5 (In the City of Aurora, Arapahoe
County, Colorado), General Obligation Limited Tax Bonds, Series
2022A and Subordinate General Obligation Limited Tax Bonds, Series
2022B(3), 6.000%, 12/01/52
9/27 at 103.00 N/R 507,315
500 North Pine Vistas Metropolitan District 3, Castle Pines, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2021B, 4.625%, 12/15/51 - AGM Insured
12/26 at 103.00 N/R 436,825
1,000 North Range Metropolitan District 3, Adams County, Colorado, Limited Tax
General Obligation Bonds, Series 2020A-3, 5.250%, 12/01/50
12/25 at 103.00 N/R 991,180
1,535 North Vista Highlands Metropolitan District 3, Pueblo County, Colorado,
Limited Tax General Obligation Bonds, Series 2020, 5.125%, 12/01/49
3/25 at 103.00 N/R 1,520,387
1,000 Northfield Metropolitan District 2, Fort Collins, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/50
12/25 at 103.00 N/R 934,970
Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019:
1,500 5.000%, 12/01/39 12/24 at 103.00 N/R 1,520,565
5,000 5.000%, 12/01/49 12/24 at 103.00 N/R 5,007,250

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 500 Palisade Park West Metropolitan District, Broomfield County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax,
Series 2019A, 5.125%, 12/01/49
6/24 at 103.00 N/R $ 498,865
500 Parkdale Community Authority, Erie, Colorado, Limited Tax Supported
Revenue Bonds, District 1, Series 2020A, 5.250%, 12/01/50
9/25 at 103.00 N/R 475,925
550 Patriot Park Metropolitan District 2, Colorado Springs, Colorado, Limited
Tax General Obligation Bonds, Series 2021, 4.300%, 12/01/50
12/25 at 103.00 N/R 473,886
500 Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2021A, 5.000%, 12/01/41,
144A
3/26 at 103.00 N/R 484,305
4,690 Pioneer Community Authority Board (Weld County, Colorado), Special
Revenue Bonds, Series 2022, 6.500%, 12/01/34
6/29 at 103.00 N/R 4,596,153
500 Prairie Corner Metropolitan District, Adams County, Colorado, Limited Tax
General Obligation Bonds, Series 2021, 4.875%, 12/01/51, 144A
12/26 at 103.00 N/R 423,865
1,000 Prairie Song Metropolitan District 4, Windsor, Colorado, Limited Tax
General Obligation Bonds, Series 2021, 6.000%, 12/01/51, 144A
12/28 at 103.00 N/R 929,160
1,000 Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, EVRAZ Project, Series 2021A, 4.750%, 12/01/45, 144A
12/30 at 100.00 N/R 953,750
500 Raindance Metropolitan District 1, Acting by and through its Water Activity
Enterprise In the Town of Windsor, Weld County, Colorado, Non-Potable
Water Enterprise Revenue Bonds, Series 2020, 5.250%, 12/01/50
12/25 at 103.00 N/R 480,180
1,000 Rampart Range Metropolitan District 5, Lone Tree, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds, Series
2021, 4.000%, 12/01/51
10/26 at 102.00 N/R 816,490
2,000 Reagan Ranch Metropolitan District 1, Colorado Springs, Colorado,
General Obligation Bonds, Limited Tax Series 2021-3, 5.375%, 12/01/51
12/26 at 103.00 N/R 1,776,280
1,000 Remuda Ranch Metropolitan District, Douglas County, Colorado, Limited
Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/50
12/25 at 103.00 N/R 960,430
750 Reunion Metropolitan District, Acting By and Through its Water Activity
Enterprise,  Adams County, Colorado, Special Revenue Bonds, Series
2021, 3.625%, 12/01/44
6/26 at 103.00 N/R 586,883
500 Ritoro Metropolitan District In the Town of Elizabeth, Elbert County,
Colorado, Limited Tax , Convertible to Unlimited Tax, General Obligation
Bonds, Series 2019A, 5.000%, 12/01/49
6/24 at 103.00 N/R 500,175
500 Riverdale Ranch Metropolitan District, Thornton City, Adams County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A, 5.000%, 12/01/49
9/24 at 103.00 N/R 489,880
570 Riverview Metropolitan District, Steamboat Springs, Routt County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Tax Refunding Series 2021, 5.000%, 12/01/51
6/26 at 103.00 N/R 523,653
1,000 Riverwalk Metropolitan District 2, Glendale, Arapahoe County, Colorado,
Special Revenue Bonds, Series 2022A, 5.000%, 12/01/52
3/27 at 103.00 N/R 926,550
2,000 RRC Metropolitan District 2, Jefferson County, Colorado, Limited Tax
General Obligation Bonds, Series 2021, 5.250%, 12/01/51
12/26 at 103.00 N/R 1,774,620
Siena Lake Metropolitan District, Gypsum, Colorado,
General Obligation Limited Tax Bonds, Series 2021:
500 3.750%, 12/01/41 9/26 at 103.00 N/R 412,860
2,000 4.000%, 12/01/51 9/26 at 103.00 N/R 1,640,140
1,025 Silver Leaf Metropolitan District, Jefferson County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-3, 5.250%, 12/01/50
6/26 at 103.00 N/R 920,747
1,000 South Aurora Regional Improvement Authority, Aurora, Colorado, Special
Revenue Bonds, Series 2018, 6.250%, 12/01/57
12/23 at 103.00 N/R 1,001,060

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NMZ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 2,790 Sterling Ranch Metropolitan District 1, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2020, 5.125%, 12/01/50
12/25 at 103.00 N/R $ 2,694,777
3,000 Stone Ridge Metropolitan District 2, Colorado, General Obligation Bonds,
Limited Tax Convertible to Unlimited, Series 2007, 0.000%, 12/01/31 (4)
8/22 at 100.00 N/R 480,000
685 Three Springs Metropolitan District 1, Durango, La Plata County, Colorado,
Limited Tax General Obligation Bonds, Refunding Subordinate Series
2020B, 7.125%, 12/15/50
12/25 at 103.00 N/R 638,550
Transport Metropolitan District 3, In the City of Aurora,
Adams County, Colorado, General Obligation Limited
Bonds, Series 2021A-1:
1,000 0.000%, 12/01/41 3/26 at 103.00 N/R 990,150
2,000 5.000%, 12/01/51 3/26 at 103.00 N/R 1,913,920
1,000 Tree Farm Metropolitan District, Eagle County, Colorado, General
Obligation Limited Tax Bonds, Series 2021, 4.750%, 12/01/50, 144A
12/26 at 103.00 N/R 840,820
1,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Series 2019, 5.375%, 12/01/39
12/23 at 103.00 N/R 1,022,560
1,500 Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Convertible Capital Appreciation Series
2020A-2, 6.000%, 12/01/50
12/23 at 81.31 N/R 1,024,905
1,570 Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-1, 5.375%, 12/01/50
12/23 at 103.00 N/R 1,535,240
1,000 Verve Metropolitan District 1, Jefferson County and the City and County
of Broomfield, Colorado, General Obligation Bonds, Refunding and
Improvement Limited Tax Series 2021, 5.000%, 12/01/51
3/26 at 103.00 N/R 949,870
500 Village East Community Metropolitan District, Frederick, Weld County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.250%,
12/01/50
9/25 at 103.00 N/R 485,610
1,100 Village Metropolitan District In the Town of Avon, Eagle County, Colorado,
Special Revenue and Limited Property Tax Bonds, Refunding &
Improvement Series 2020, 5.000%, 12/01/40
12/25 at 103.00 N/R 1,120,229
3,000 Villages at Johnstown Metropolitan District 7, Johnstown, Colorado,
Limited Tax General Obligation Bonds, Series 2022A(3), 6.250%,
12/01/52
6/27 at 103.00 N/R 3,114,270
1,000 Waterfront at Foster Lake Metropolitan District 2, Weld County, Colorado,
Special Revenue Bonds, Series 2022, 4.625%, 12/01/28
No Opt. Call N/R 938,900
750 Waterview II Metropolitan District, El Paso County, Colorado, Limited Tax
General Obligation Bonds, Series 2022A, 5.000%, 12/01/41
3/27 at 103.00 N/R 722,535
1,000 Westgate Metropolitan District, Colorado Springs, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2022, 5.125%,
12/01/51
3/27 at 103.00 N/R 907,370
2,000 Westwood Metropolitan District, Thornton, Adams County, Colorado,
Limited Tax General Obligation Bonds, Senior Series 2021A, 4.000%,
12/01/51, 144A
9/26 at 103.00 N/R 1,621,440
2,390 Windler Public Improvement Authority, Aurora, Colorado, Limited Tax
Supported Revenue Bonds, Convertible Capital Appreciation Series
2021A-2, 4.625%, 12/01/51, 144A
9/26 at 97.28 N/R 1,366,100
14,000 Windler Public Improvement Authority, Aurora, Colorado, Limited Tax
Supported Revenue Bonds, Series 2021A-1, 4.125%, 12/01/51, 144A
9/26 at 103.00 N/R 11,058,180
705 Windsor Highlands Metropolitan District 9, Windsor, Larimer County,
Colorado, Limited Tax Supported Revenue Bonds, Series 2019, 5.000%,
12/01/49
9/24 at 103.00 N/R 687,474
1,000 Winsome Metropolitan District No. 3, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A, 5.125%, 12/01/50, 144A
9/26 at 103.00 N/R 870,600

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 830 Woodmen Heights Metropolitan District 2, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Taxable Converting to Tax-
Exempt Refunding Subordinate Series 2020B-1, 6.250%, 12/15/40
12/25 at 103.00 N/R $ 827,112
179,108 Total Colorado 164,465,902
Connecticut - 0.2% (0.1% of Total Investments)
2,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Stamford Hospital, Forward Delivery Series 2022M, 4.000%, 7/01/42
7/32 at 100.00 BBB+ 1,948,840
500 Great Pond Improvement District, Connecticut, Special Obligaiton
Revenue Bonds, Great Pond Phase 1 Project, Series 20019, 4.750%,
10/01/48, 144A
10/26 at 102.00 N/R 470,030
Steel Point Infrastructure Improvement District,
Connecticut, Special Obligation Revenue Bonds,
Steelpointe Harbor Project, Series 2021:
110 4.000%, 4/01/41 4/30 at 100.00 N/R 100,751
410 4.000%, 4/01/51 4/30 at 100.00 N/R 357,459
3,020 Total Connecticut 2,877,080
Delaware - 0.2% (0.1% of Total Investments)
2,500 Delaware Economic Development Authority, Revenue Bonds, Odyssey
Charter School Inc. Project, Series 2015A, 7.000%, 9/01/45, 144A
3/25 at 100.00 N/R 2,639,925
District of Columbia - 3.3% (2.1% of Total Investments)
30 District of Columbia Tobacco Settlement Corporation, Tobacco Settlement
Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33
No Opt. Call A- 31,286
2,000 District of Columbia, Revenue Bonds, Saint Paul on Fouth Street, Inc.,
Series 2019A, 5.250%, 5/15/55, 144A
5/30 at 100.00 N/R 1,599,160
1,800 District of Columbia, Tax Increment Revenue Bonds, Union Market
Infrastructure Project, Series 2021A, 4.250%, 6/01/46, 144A
6/28 at 100.00 N/R 1,182,924
250 District of Columbia, Washington, D.C., Revenue Bonds, KIPP DC Issue,
Series 2013A, 6.000%, 7/01/33, (Pre-refunded 7/01/23)
7/23 at 100.00 N/R (7) 259,790
9,750 Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road
Revenue Bonds, Dulles Metrorail & Capital Improvement Projects,
Refunding Second Senior Lien Series 2022A, 4.000%, 10/01/52 - AGM
Insured
10/31 at 100.00 N/R 9,766,088
30,640 Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road
Revenue Bonds, Dulles Metrorail & Capital Improvement Projects,
Refunding Second Senior Lien Series 2022A, 4.000%, 10/01/52 - AGM
Insured, (UB)
10/31 at 100.00 N/R 30,690,556
44,470 Total District of Columbia 43,529,804
Florida - 17.1% (10.7% of Total Investments)
350 Abbott Square Community Development District, Zephyrhills, Florida,
Special Assessment Revenue Bonds, 2022 Project Series 2022, 5.500%,
6/15/52
6/32 at 100.00 N/R 364,865
500 Academical Village Community Development District, Davie, Florida,
Special Assessment Revenue Bonds, Series 2020, 4.000%, 5/01/51
5/30 at 100.00 N/R 441,950
1,645 Alachua County Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Terraces at Bonita Springs Project, Refunding Series
2022A, 5.000%, 11/15/61, 144A
11/29 at 103.00 N/R 1,269,743
250 Alachua County Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Terraces at Bonita Springs Project, Taxable Refunding
Series 2022B, 6.500%, 11/15/33, 144A
No Opt. Call N/R 230,850
17,970 Alachua County Health Facilities Authority, Florida, Health Facilties
Revenue Bonds, Shands Teaching Hospital & Clinics, Inc. at the
University of Florida Project, Series 2019A, 4.000%, 12/01/49, (UB) (6)
12/29 at 100.00 A3 17,562,620

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NMZ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,680 Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, 2015 Assessment Project, Series 2015, 5.375%, 5/01/45
5/25 at 100.00 N/R $ 1,697,976
2,245 Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Ave Maria National Project, Series 2021, 4.000%,
5/01/51
5/31 at 100.00 N/R 1,984,356
500 Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Phase 3 Master Improvements Project, Series 2021,
4.000%, 5/01/52, 144A
5/32 at 100.00 N/R 439,510
1,020 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, 2021 Project Series 2021,
4.000%, 5/01/52, 144A
5/31 at 100.00 N/R 897,243
1,100 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, 2022 Project Series 2022,
5.000%, 5/01/53
5/32 at 100.00 N/R 1,103,553
995 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, Series 2015, 5.250%,
11/01/46
11/25 at 100.00 N/R 1,012,422
1,000 Balm Grove Community Development District, Florida, Special
Assessment Bonds, 2022 Project, Series 2022, 4.125%, 11/01/51
11/32 at 100.00 N/R 900,960
905 Belmont Community Development District, Florida, Capital Improvement
Revenue Bonds, Phase 1 Project, Series 2013A, 6.125%, 11/01/33
No Opt. Call N/R 984,187
1,635 Boggy Creek Improvement District, Orlando, Florida, Special Assessment
Revenue Bonds, Refunding Series 2013, 5.125%, 5/01/43
5/23 at 100.00 N/R 1,648,456
1,000 Brightwater Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1 Project, Series 2021,
4.000%, 5/01/52
5/31 at 100.00 N/R 880,260
500 Buckhead Trails, Community Development District, Manatee County,
Florida, Special Assessment Bonds, Series 2022, 5.750%, 5/01/52, 144A
5/37 at 100.00 N/R 511,450
Capital Trust Agency, Florida, Educational Facilities
Revenue Bonds, AcadeMir Charter Schools, Series 2021A:
285 4.000%, 7/01/41, 144A 7/31 at 100.00 Ba2 240,167
545 4.000%, 7/01/51, 144A 7/31 at 100.00 Ba2 424,680
445 4.000%, 7/01/56, 144A 7/31 at 100.00 Ba2 340,665
1,000 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Legends Academy, Series 2021A, 5.000%, 12/01/56, 144A
12/28 at 100.00 N/R 830,150
2,500 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
LLT  Academy South Bay Project, Series 2020A, 6.000%, 6/15/55, 144A
6/25 at 105.00 N/R 2,359,950
Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2021:
500 4.000%, 8/15/51, 144A 8/28 at 100.00 N/R 384,690
1,000 4.200%, 8/15/56, 144A 8/28 at 100.00 N/R 772,970
1,000 4.250%, 8/15/61, 144A 8/28 at 100.00 N/R 765,140
6,000 Capital Trust Agency, Florida, Revenue Bonds, Educational Growth Fund,
LLC, Charter School Portfolio Projects, Series 2021A-1, 5.000%, 7/01/56,
144A
7/31 at 100.00 N/R 5,926,260
2,273 Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton
Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48, 144A
(4)
6/28 at 100.00 N/R 477,292
830 Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School
Project, Series 2019A, 5.000%, 6/15/39, 144A
6/26 at 100.00 N/R 835,453
1,000 Capital Trust Agency, Florida, Revenue Bonds, St. Johns Classical
Academy, Refunding Series 2021A, 4.000%, 6/15/56, 144A
6/30 at 100.00 N/R 780,130

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,000 Capital Trust Agency, Florida, Revenue Bonds, Tuscan Gardens of Palm
Coast Project, Series 2017A, 7.000%, 10/01/49, 144A (4)
4/24 at 103.00 N/R $ 585,000
1,000 Capital Trust Agency, Florida, Senior Living Facilities Revenue Bonds, Elim
Senior Housing, Inc. Project, Series 2017, 5.875%, 8/01/52, 144A
8/24 at 103.00 N/R 766,910
955 Celebration Pointe Community Development District 1, Alachua County,
Florida, Special Assessment Revenue Bonds, Series 2014, 5.125%,
5/01/45
5/24 at 100.00 N/R 964,531
500 Celebration Pointe Community Development District 1, Alachua County,
Florida, Special Assessment Revenue Bonds, Series 2021, 4.000%,
5/01/53
5/31 at 100.00 N/R 438,785
1,000 Charlotte County Industrial Development Authority, Florida, Utility System
Revenue Bonds, Town & Country Utilities Project, Series 2019, 5.000%,
10/01/49, (AMT), 144A
10/27 at 100.00 N/R 997,120
1,000 Charlotte County Industrial Development Authority, Florida, Utility System
Revenue Bonds, Town & Country Utilities Project, Series 2021A, 4.000%,
10/01/51, (AMT), 144A
10/31 at 100.00 N/R 787,490
215 Coddington Community Development District, Manatee County, Florida,
Capital Improvement Revenue Bonds, Series 2022, 5.750%, 5/01/42,
144A
5/32 at 100.00 N/R 234,227
2,000 Collier County Industrial Development Authority, Florida, Continuing Care
Community Revenue Bonds, Arlington of Naples Project, Series 2014A,
0.000%, 5/15/35, 144A (4)
5/24 at 100.00 N/R 1,280,000
995 Cross Creek North Community Development District, Clay County, Florida,
Special Assessment Bonds, Series 2018, 5.375%, 11/01/50, 144A
11/29 at 100.00 N/R 1,016,860
1,000 Cross Creek North Community Development District, Clay County, Florida,
Special Assessment Bonds, Series 2022, 4.500%, 5/01/52
5/32 at 100.00 N/R 957,830
1,000 Crystal Cay Community Development District, Florida, Special Assessment
Bonds, 2021 Project, Series 2021, 4.000%, 5/01/51
5/31 at 100.00 N/R 883,900
1,605 Cypress Mill Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Assessment Area 2, Series 2020,
4.000%, 6/15/40
6/30 at 100.00 N/R 1,498,235
525 East Nassau Stewardship District, Florida, Special Assessment Revenue
Bonds, Series 2021, 4.000%, 5/01/51
5/31 at 100.00 N/R 462,073
750 Eden Hills Community Development District, Lake Alfred, Florida, Special
Assessment Revenue Bonds, Series 2022, 4.125%, 5/01/52
5/32 at 100.00 N/R 674,610
600 Fishhawk Community Development District IV, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2013A, 7.000%,
5/01/33
5/23 at 100.00 N/R 614,076
1,245 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Creative Inspiration Journey School of St. Cloud, Series 2021A,
5.000%, 6/15/41, 144A
6/29 at 102.00 N/R 1,164,760
1,850 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Downtown Doral Charter Elementary School Project, Series
2014A, 6.500%, 7/01/44
7/24 at 100.00 N/R 1,891,477
1,000 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Downtown Doral Charter Elementary School Project, Series
2017A, 5.750%, 7/01/44, 144A
7/27 at 100.00 N/R 1,005,250
2,000 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Dreamers Academy Project, Series 2022A, 6.000%, 1/15/57,
144A
1/28 at 101.00 N/R 1,623,300
565 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Florida Charter Foundation Inc. Projects, Series 2016A, 5.000%,
7/15/46, 144A
7/26 at 100.00 N/R 567,091

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NMZ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 5,855 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Imagine School at Broward Project, Series 2021A, 4.000%,
12/15/56, 144A
12/29 at 100.00 N/R $ 4,899,757
1,000 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Miami Arts Charter School Projects, Series 2014, 6.000%,
6/15/44, 144A
6/24 at 100.00 N/R 879,660
655 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Pepin Academies of Pasco County Inc., Series 2020A, 5.000%,
1/01/50, 144A
1/27 at 100.00 N/R 645,352
5,000 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School, Inc. Projects, Series 2013A, 8.500%,
6/15/44, (Pre-refunded 6/15/23)
6/23 at 100.00 N/R (7) 5,292,950
120 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School, Inc. Projects, Series 2020C, 5.000%,
9/15/50, 144A
9/27 at 100.00 N/R 119,275
19,360 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series
2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R 19,385,555
Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Virgin Trains USA
Passenger Rail Project, Series 2019A:
5,590 6.250%, 1/01/49, (AMT), (Mandatory Put 1/01/24), 144A 8/22 at 102.00 N/R 5,548,746
31,170 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 8/22 at 103.00 N/R 30,541,310
6,485 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 8/22 at 103.00 N/R 6,260,943
1,795 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2021A-1, 6.750%, 12/01/56,
(AMT), (Mandatory Put 8/15/23), 144A
8/22 at 102.50 N/R 1,783,692
750 Flow Way Community Development District, Collier County, Florida,
Special Assessment Bonds, Phase 7 & 8 Project, Series 2019, 4.375%,
11/01/49
11/29 at 100.00 N/R 710,505
FRERC Community Development District, Ocoee, Florida,
Special Assessment Bonds, Series 2020:
2,750 5.375%, 11/01/40 11/29 at 100.00 N/R 2,771,120
2,000 5.500%, 11/01/50 11/29 at 100.00 N/R 2,003,740
1,000 Gracewater Sarasota Community Development District, Sarasota County,
Florida, Capital Improvement Revenue Bonds, Series 2021, 4.000%,
5/01/52, 144A
5/31 at 100.00 N/R 884,020
2,500 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Doral Breeze Project Series
2012, 5.500%, 11/01/32
11/22 at 100.00 N/R 2,507,900
1,000 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Improvement Bonds, Assessment
Area Two Project, Refunding Series 2014A-2, 6.500%, 5/01/39
5/24 at 100.00 N/R 1,036,050
200 Gulfstream Polo Community Development District, Palm Beach County,
Florida, Special Assessment Bonds, Phase 2 Project, Series 2019,
4.375%, 11/01/49
11/29 at 100.00 N/R 189,110
995 Hammock Reserve Community Development District, Haines City, Florida,
Special Assessment Revenue Bonds, Area 2 Project, Series 2021,
4.000%, 5/01/51
5/31 at 100.00 N/R 870,953
1,000 Hammock Reserve Community Development District, Haines City, Florida,
Special Assessment Revenue Bonds, Area 3 Project, Series 2022,
5.000%, 5/01/52, 144A
5/32 at 100.00 N/R 1,001,070
1,880 Harmony Community Development District, Florida, Capital Improvement
Revenue Bonds, Special Assessment, Refunding Series 2014, 5.250%,
5/01/32
5/24 at 100.00 N/R 1,902,184

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 200 Hawkstone Community Development District, Florida, Special Assessment
Revenue Bonds, Assessment Area 2, Series 2019, 4.000%, 11/01/39
11/29 at 100.00 N/R $ 188,518
1,000 Lakes by the Bay South Community Development District, Florida, Special
Assessment Bonds, Series 2012, 5.750%, 11/01/42
11/22 at 100.00 N/R 1,002,620
265 Lakes of Sarasota Community Development District, Florida, Improvement
Revenue Bonds, Capital Phase 1 Project 2021A-1, 4.100%, 5/01/51
5/31 at 100.00 N/R 237,787
500 Lakes of Sarasota Community Development District, Florida, Improvement
Revenue Bonds, Capital Phase 1 Project 2021B-1, 4.300%, 5/01/51
5/31 at 100.00 N/R 459,480
610 Lakewood Park Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 1, Series 2021, 4.000%,
5/01/52
5/31 at 100.00 N/R 534,317
625 Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Lakewood Centre North Project, Series 2015, 4.875%,
5/01/45
5/25 at 100.00 N/R 628,300
2,000 Lee County Industrial Development Authority, Florida, Charter School
Revenue Bonds, Lee County Community Charter Schools, Series 2007A,
5.375%, 6/15/37
8/22 at 100.00 BB- 2,000,880
1,630 Lee County Industrial Development Authority, Florida, Healthcare Facilities
Revenue Bonds, Preserve Project, Series 2017A, 5.750%, 12/01/52, 144A
12/22 at 105.00 N/R 1,277,480
750 Leomas Landing Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2021, 4.000%,
5/01/52
5/31 at 100.00 N/R 659,753
1,000 Magic Place Community Development District, Osceola County, Florida,
Special Assessment Revenue Bonds, Series 2019, 4.500%, 5/01/51
5/30 at 100.00 N/R 953,920
12,190 Miami Beach, Florida, Resort Tax Revenue Bonds, Series 2015, 5.000%,
9/01/45, (UB) (6)
9/25 at 100.00 AA- 13,079,748
750 Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, South Florida Autism Charter
School Project, Series 2017, 6.000%, 7/01/47, 144A
7/27 at 100.00 N/R 755,647
2,085 Miami World Center Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Series 2017, 5.250%,
11/01/49
11/27 at 100.00 N/R 2,136,645
1,750 Miami-Dade County Industrial Development Authority, Florida, Revenue
Bonds, Youth Co-Op Charter Schools Project, Series 2015A, 6.000%,
9/15/45, 144A
9/25 at 100.00 N/R 1,793,487
1,000 Miami-Dade County Industrual Development Authority, Florida, Revenue
Bonds, Doral Academy, Seres 2018, 5.000%, 1/15/48
1/28 at 100.00 BBB- 1,011,560
505 Mirada Community Development District, Pasco County, Florida, Bond
Anticipation Note, Assessment Area 3, Series 2019, 4.500%, 5/01/24
8/22 at 100.00 N/R 505,379
500 Mirada II Community Development District, Florida, Capital Improvement
Revenue Bonds, Series 2022, 5.750%, 5/01/53, 144A
5/32 at 100.00 N/R 520,770
400 North Park Isle Community Development District, Plant City, Florida,
Special Assessment Revenue Bonds, Assessment Area 1, Series 2019,
4.750%, 5/01/50
5/29 at 100.00 N/R 399,984
930 Northern Palm Beach County Improvement District, Florida, Water Control
and Improvement Bonds, Development Unit 53, Series 2015, 5.500%,
8/01/46
8/26 at 100.00 N/R 955,073
1,000 Northern Palm Beach County Improvement District, Florida, Water Control
and Improvement Bonds, Development Unit 53, Series 2021, 4.000%,
8/01/51
8/31 at 100.00 N/R 886,130

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NMZ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 9,305 Palm Beach County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Baptist Health Systems of South Florida Obligated Group, Series
2019, 4.000%, 8/15/49, (UB) (6)
8/29 at 100.00 A1 $ 9,200,133
250 Palm Beach County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Jupiter Medical Center, Series 2022, 5.000%, 11/01/52
11/32 at 100.00 N/R 259,778
1,355 Palm Beach County, Florida, Revenue Bonds, Provident Group - LU
Properties LLC Lynn University Housing Project, Series 2021A, 5.000%,
6/01/57, 144A
6/31 at 100.00 N/R 1,358,740
500 Palm Beach County, Florida, Revenue Bonds, Provident Group - PBAU
Properties LLC - Palm Beach Atlantic University Housing Project, Series
2019A, 5.000%, 4/01/51, 144A
4/29 at 100.00 Ba1 477,270
250 Palm Coast Park Community Development District, Florida, Special
Assessment Revenue Bonds, Sawmill Branch Phase 2 Flager, Series
2022, 5.125%, 5/01/51
5/32 at 100.00 N/R 256,050
500 Portico Community Development District, Lee County, Florida,
Special  Assessment, Improvement Series 2020-2, 4.000%, 5/01/50
5/30 at 100.00 N/R 443,640
1,245 Reunion East Community Development District, Osceola County, Florida,
Special Assessment Bonds, Series 2021, 3.150%, 5/01/41
5/31 at 100.00 N/R 1,026,390
910 Rivers Edge II Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2021, 4.000%, 5/01/51
5/31 at 100.00 N/R 803,521
2,500 Rolling Oaks Community Development District, Florida, Special
Assessment Bonds, Series 2016, 6.000%, 11/01/47
11/27 at 100.00 N/R 2,654,125
1,000 Saddle Creek Preserve of Polk County Community Development District,
Florida, Special Assessment Bonds, Series 2020, 4.000%, 6/15/50
6/30 at 100.00 N/R 889,890
1,000 Saint Johns County Housing Authority, Florida, Multifamily Mortgage
Revenue Bonds, Victoria Crossing, Series 2021A, 3.920%, 4/01/59,
(Mandatory Put 4/01/39), 144A
11/31 at 100.00 N/R 752,400
Sawyers Landing Community Development District,
Florida, Special Assessment Revenue Bonds, Series 2021:
1,000 4.125%, 5/01/41, 144A 5/31 at 100.00 N/R 946,610
1,000 4.250%, 5/01/53, 144A 5/31 at 100.00 N/R 921,210
610 Seminole County Industrial Development Authority, Florida, Educational
Facilities Revenue Bonds, Galileo Schools for Gifted Learning, Series
2021A, 4.000%, 6/15/51, 144A
6/31 at 100.00 Ba1 509,143
500 Shingle Creek at Branson Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds, Series 2021,
4.000%, 6/15/51
6/31 at 100.00 N/R 441,380
990 Shingle Creek Community Development District, Osceola County, Florida,
Special Assessment Revenue Bonds, Series 2015, 5.400%, 11/01/45
11/25 at 100.00 N/R 1,010,265
840 Southern Grove Community Develoment District 5, Port Saint Lucie,
Florida, Special Assessment Bonds, Community Infrastructure Series
2021, 4.000%, 5/01/48
5/31 at 100.00 N/R 750,347
750 Summit View Community Development District, Dade City, Florida,
Special Assessment Revenue Bonds, Series 2021B, 5.000%, 5/01/41
No Opt. Call N/R 686,880
100 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021B, 4.500%, 5/01/36
No Opt. Call N/R 93,551
1,000 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, South Assessment Area Series 2021B,
4.625%, 5/01/36, 144A
9/23 at 100.00 N/R 936,840
2,300 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (5)
8/22 at 100.00 N/R 1,845,152
2,505 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (4)
8/22 at 100.00 N/R 25

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,230 Touchstone Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, 2019 Project, Series 2019, 4.000%,
12/15/40
12/29 at 100.00 N/R $ 1,149,939
400 Tradition Community Development District 9, Port Saint Lucie, Florida,
Special Assessment Bonds, Series 2021, 4.000%, 5/01/52
5/31 at 100.00 N/R 351,608
Turtle Run Community Development District, Florida,
Special Assessment Benefit Tax Bonds, Series 2017-2:
1,000 5.000%, 5/01/37 5/28 at 100.00 A2 1,033,100
2,020 5.000%, 5/01/47 5/28 at 100.00 A2 2,054,401
1,705 Twin Creeks North Community Development District, Florida, Special
Assessment Bonds, Master Infrastructure Improvements, Series 2016A-
1, 6.375%, 11/01/47
11/31 at 100.00 N/R 1,794,137
3,490 Twin Creeks North Community Development District, Florida, Special
Assessment Bonds, Master Infrastructure Improvements, Series 2016A-
2, 6.375%, 11/01/47
11/31 at 100.00 N/R 3,672,457
500 Two Lakes Community Development District, Hialeah, Florida, Special
Assessment Bonds, Expansion Area Project, Series 2019, 4.000%,
12/15/49
12/29 at 100.00 N/R 444,115
505 Union Park East Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 3 Series 2021, 4.000%,
5/01/51, 144A
5/31 at 100.00 N/R 444,254
1,000 V-Dana Community Development District, Lee County, Florida,Special
Assessment Bonds, Area 1 - 2021 Project, Series 2021, 4.000%, 5/01/52
5/31 at 100.00 N/R 876,790
1,000 Venetian Parc Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Area One Project, Series 2013,
6.500%, 11/01/43
11/28 at 100.00 N/R 1,136,140
975 Waterset North Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2014, 5.500%,
11/01/45
11/24 at 100.00 N/R 986,807
500 Westside Haines City Community Development District, Florida, Special
Assessment Bonds, Area 1 Project, Series 2021, 4.000%, 5/01/52
5/31 at 100.00 N/R 441,890
237,008 Total Florida 224,351,821
Georgia - 0.3% (0.2% of Total Investments)
1,000 Atlanta Urban Residential Finance Authority, Georgia, Multifamily Housing
Revenue Bonds, Testletree Village Apartments, Series 2013A, 5.000%,
11/01/48
11/23 at 100.00 BB+ 844,190
1,880 Douglas County Development Authority, Georgia, Charter School
Revenue Bonds, Brighten Academy Project, Series 2013A, 7.125%,
10/01/43
10/23 at 100.00 N/R 1,909,121
1,000 Fulton County Development Authority, Georgia, Revenue Bonds, Amana
Academy Project, Series 2013A, 6.500%, 4/01/43, (Pre-refunded
4/01/23)
4/23 at 100.00 N/R (7) 1,031,390
3,880 Total Georgia 3,784,701
Guam - 0.0% (0.0% of Total Investments)
Guam A.B. Won Pat  International Airport Authority,
Revenue Bonds, Series 2013C:
160 6.375%, 10/01/43, (AMT) 10/23 at 100.00 Baa2 165,939
170 6.375%, 10/01/43, (Pre-refunded 10/01/23), (AMT) 10/23 at 100.00 Baa2 (7) 178,985
330 Total Guam 344,924

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NMZ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Idaho - 0.6% (0.4% of Total Investments)
$ 7,400 Idaho Falls Auditorium District, Idaho, Certifications of
Participation,  Annual Appropriation Series 2021, 5.250%, 5/15/51, 144A
5/26 at 102.00 N/R $ 5,700,442
1,000 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Doral Academy of Idaho, Series 2021A, 5.000%, 7/15/56, 144A
7/26 at 103.00 N/R 789,850
565 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Gem Prep Meridian North LLC, Series 2020A, 5.250%, 7/01/55,
144A
7/25 at 100.00 N/R 492,121
1,000 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Gem Prep Meridian South Charter School Project, Series 2021,
4.000%, 5/01/56, 144A
11/25 at 100.00 N/R 734,650
9,965 Total Idaho 7,717,063
Illinois - 18.1% (11.3% of Total Investments)
405 Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%,
1/01/24
8/22 at 100.00 N/R 394,023
10,670 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2016, 6.000%, 4/01/46, (UB) (6)
4/27 at 100.00 A- 11,560,091
1,500 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Project Series 2015C, 5.250%, 12/01/39
12/24 at 100.00 BB 1,541,070
2,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017H, 5.000%, 12/01/46
12/27 at 100.00 BB 2,077,860
15,385 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A, 7.000%, 12/01/44
12/25 at 100.00 BB 16,923,654
2,025 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016B, 6.500%, 12/01/46
12/26 at 100.00 BB 2,227,703
9,910 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A
12/27 at 100.00 BB 11,310,679
1,197 Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 35th
and State Redevelopoment Project, Series 2012, 6.100%, 1/15/29
8/22 at 100.00 N/R 1,196,774
1,940 Chicago, Illinois, Certificates of Participation, Tax Increment Allocation
Revenue Bonds, Diversey-Narragansett Project, Series 2006, 7.460%,
2/15/26 (4)
8/22 at 100.00 N/R 1,823,295
5,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2018A, 4.000%, 1/01/43, (UB) (6)
1/29 at 100.00 A 5,006,000
30,500 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2018B, 5.000%, 1/01/48, (UB) (6)
1/29 at 100.00 A 33,499,675
2,000 Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2014A, 5.250%, 1/01/30
1/24 at 100.00 Ba1 2,053,580
9,400 Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2017A, 6.000%, 1/01/38
1/27 at 100.00 BBB- 10,235,378
1,000 Chicago, Illinois, General Obligation Bonds, Project and Refunding Series
2005D, 5.500%, 1/01/37
1/25 at 100.00 Ba1 1,042,810
130 Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C,
5.000%, 1/01/38
1/26 at 100.00 BBB- 134,679
Chicago, Illinois, General Obligation Bonds, Series 2019A:
3,500 5.000%, 1/01/44 1/29 at 100.00 BBB- 3,653,265
7,500 5.000%, 1/01/44, (UB) (6) 1/29 at 100.00 BBB- 7,828,425
8,000 5.500%, 1/01/49, (UB) (6) 1/29 at 100.00 BBB- 8,569,840
1,500 Chicago, Illinois, General Obligation Bonds, VAribale Rate Demand Series
2007F, 5.500%, 1/01/42
1/25 at 100.00 Ba1 1,557,855

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 5,000 Illinois Finance Authority Revenue Bonds, Ness Healthcare NFP, Series
2016A, 6.375%, 11/01/46, 144A (4)
11/26 at 100.00 N/R $ 3,426,700
Illinois Finance Authority, Charter School Revenue Bonds,
Art in Motion AIM Project, Series 2021A:
1,000 5.000%, 7/01/51, 144A 7/31 at 100.00 N/R 856,150
1,000 5.000%, 7/01/56, 144A 7/31 at 100.00 N/R 841,870
250 Illinois Finance Authority, Revenue Bonds, Acero Charter Schools, Inc.,
Series 2021, 4.000%, 10/01/42, 144A
10/31 at 100.00 BB+ 223,248
Illinois Finance Authority, Revenue Bonds, Ascension
Health/fkaPresence Health Network, Series 2016C:
10,655 4.000%, 2/15/41, (UB) 2/27 at 100.00 Aa2 10,767,623
495 4.000%, 2/15/41, (Pre-refunded 2/15/27), (UB) 2/27 at 100.00 N/R (7) 535,630
25 4.000%, 2/15/41, (Pre-refunded 2/15/27), (UB) 2/27 at 100.00 N/R (7) 27,052
Illinois Finance Authority, Revenue Bonds, Dominican
University, Refunding Series 2022:
550 5.000%, 3/01/36 (WI/DD, Settling 8/04/22) 9/32 at 100.00 N/R 572,704
600 5.000%, 3/01/38 (WI/DD, Settling 8/04/22) 9/32 at 100.00 N/R 621,516
700 5.000%, 3/01/40 (Wi/DD, Settling 8/04/22) 9/32 at 100.00 N/R 719,999
1,000 Illinois Finance Authority, Revenue Bonds, Lake Forest College, Series
2012A, 6.000%, 10/01/48
10/22 at 100.00 BBB- 1,007,490
2,000 Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series
2018B, 6.125%, 4/01/58, 144A
10/28 at 100.50 N/R 2,064,980
5,000 Illinois Finance Authority, Revenue Bonds, The University of Chicago
Medical Center, Series 2016B, 4.000%, 8/15/41, (UB) (6)
2/27 at 100.00 A1 5,046,600
7,955 Illinois State, General Obligation Bonds, June Series 2022A, 5.500%,
3/01/47, (UB) (6)
3/32 at 100.00 N/R 8,930,203
1,715 Illinois State, General Obligation Bonds, May Series 2020, 5.750%,
5/01/45
5/30 at 100.00 BBB- 1,925,259
Illinois State, General Obligation Bonds, November Series
2016:
1,000 5.000%, 11/01/35 11/26 at 100.00 BBB- 1,051,930
1,000 5.000%, 11/01/37 11/26 at 100.00 BBB- 1,047,720
5,000 Illinois State, General Obligation Bonds, October Series 2020C, 4.250%,
10/01/45
10/30 at 100.00 N/R 4,922,950
Metropolitan Pier and Exposition Authority, Illinois,
McCormick Place Expansion Project Bonds, Refunding
Series 2020A:
6,285 4.000%, 6/15/50 12/29 at 100.00 BB+ 5,944,164
7,075 4.000%, 6/15/50 - BAM Insured 12/29 at 100.00 AA 6,937,533
12,215 5.000%, 6/15/50 12/29 at 100.00 BB+ 12,696,638
5,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2022A, 4.000%, 12/15/47
12/31 at 100.00 BB+ 4,771,950
4,695 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2012B, 0.010%, 12/15/50
No Opt. Call BB+ 1,181,450
35,635 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017B, 0.010%, 12/15/54
No Opt. Call BB+ 7,300,542
790 Rantoul, Champaign County, Illinois, Tax Increment Revenue Bonds, Evans
Road Series 2013B, 7.000%, 12/01/33
12/23 at 100.00 N/R 796,652
Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitzation Bonds, Series 2018C:
9,875 5.000%, 1/01/36, (UB) (6) 1/29 at 100.00 AA- 10,903,679
17,750 5.250%, 1/01/48, (UB) (6) 1/29 at 100.00 AA- 19,438,735

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NMZ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 895 Yorkville United City Business District, Illinois, Storm Water and Water
Improvement Project Revenue Bonds, Series 2007, 4.800%, 1/01/26 (4)
8/22 at 100.00 N/R $ 366,950
258,722 Total Illinois 237,564,573
Indiana - 1.3% (0.8% of Total Investments)
1,280 Carmel Redevelopment District, Indiana, Tax Increment Revenue Bonds,
Series 2004A, 6.650%, 7/15/24
8/22 at 100.00 N/R 1,297,754
1,000 Indiana Bond Bank, Special Program Bonds, Hendricks Regional Health
Project, Tender Option Bond Trust 2016-XL0019, 14.979%, 4/01/30 -
AMBAC Insured, 144A, (IF)
No Opt. Call AA 1,711,560
1,000 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Discovery Charter School Project, Series 2015A, 7.250%, 12/01/45
12/25 at 100.00 BB- 1,059,650
7,725 Indiana Finance Authority, Educational Facilities Revenue Bonds,
University of Evansville Project, Series 2022, 5.250%, 9/01/57, (UB) (6)
9/32 at 100.00 N/R 7,731,721
1,000 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Refunding Series 2021A,
4.125%, 12/01/26
No Opt. Call B- 996,220
2,000 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42,
(AMT)
8/22 at 100.00 B- 2,000,600
830 Saint Joseph County, Indiana, Economic Development Revenue Bonds,
Chicago Trail Village Apartments, Series 2005A, 7.500%, 7/01/35
8/22 at 100.00 N/R 837,445
1,000 Shoals, Indiana, Exempt Facilities Revenue Bonds, National Gypsum
Company Project,  Series 2013, 7.250%, 11/01/43, (AMT)
11/23 at 100.00 N/R 1,027,370
1,375 Terre Haute, Indiana, Economic Development Solid Waste Facility
Revenue Bonds, Pyrolyx USA Indiana, LLC Project, Series 2017A, 7.250%,
12/01/28, (AMT) (4),(8)
No Opt. Call N/R 443,891
17,210 Total Indiana 17,106,211
Iowa - 1.5% (0.9% of Total Investments)
1,030 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
8/22 at 100.00 Ba2 1,029,980
17,940 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Iowa Fertilizer Company Project, Refunding Series 2022, 5.000%,
12/01/50, (UB) (6)
12/29 at 103.00 N/R 18,839,870
18,970 Total Iowa 19,869,850
Kansas - 0.1% (0.0% of Total Investments)
1,000 Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series
2015, 5.750%, 9/01/32
9/25 at 100.00 N/R 934,580
Kentucky - 5.0% (3.1% of Total Investments)
1,385 Bell County, Kentucky, Special Assessment Industrial Building Revenue
Bonds, Boone's Ridge Project, Series 2020, 6.000%, 12/01/40
12/30 at 100.00 N/R 1,291,665
Kentucky Economic Development Finance Authority,
Hospital Revenue Bonds, Owensboro Health, Refunding
Series 2017A:
5,450 5.000%, 6/01/41 6/27 at 100.00 BBB- 5,635,082
3,300 5.000%, 6/01/45 6/27 at 100.00 BBB- 3,393,522
12,665 5.000%, 6/01/45, (UB) 6/27 at 100.00 BBB- 13,023,926
1,000 Kentucky Economic Development Finance Authority, Kentucky, Healthcare
Facilities Revenue Bonds, Christian Care Communities, Inc. Obligated
Group, Series 2021, 5.125%, 7/01/55
7/29 at 102.00 N/R 895,920

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kentucky (continued)
Kentucky Economic Development Finance Authority,
Revenue Bonds, Next Generation Kentucky Information
Highway Project, Senior Series 2015A:
$ 11,000 5.000%, 7/01/37, (UB) (6) 7/25 at 100.00 Baa2 $ 11,452,210
9,295 5.000%, 7/01/40, (UB) (6) 7/25 at 100.00 Baa2 9,629,434
16,800 5.000%, 1/01/45, (UB) (6) 7/25 at 100.00 Baa2 17,328,864
1,000 Newport, Kentucky, Special Obligation Revenue Bonds, Newport Clifton
Project, Series 2020B, 5.500%, 12/01/60
12/30 at 100.00 N/R 851,920
1,000 Union Kentucky, Special Obligation Bonds, Union Promenade Project,
Series 2022B, 5.500%, 12/01/52, 144A
12/32 at 100.00 N/R 1,016,460
1,000 Union Kentucky, Special Obligation Bonds, Union Promenade Project,
Series 2022D, 5.750%, 12/01/52, 144A
12/32 at 100.00 N/R 1,016,260
63,895 Total Kentucky 65,535,263
Louisiana - 1.1% (0.7% of Total Investments)
1,875 Ascension Parish Industrial development Board, Louisiana, Revenue
Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%,
7/01/36
7/23 at 100.00 N/R 1,894,781
500 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lake
Charles College Prep Project, Series 2019A, 5.000%, 6/01/58, 144A
6/27 at 100.00 N/R 431,860
1,405 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Mentorship
STEAM Academy, Series 2021A, 5.000%, 6/01/51, 144A
6/31 at 100.00 N/R 1,216,744
500 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Young
Audiences Charter School, Series 2019A, 5.000%, 4/01/57, 144A
4/27 at 100.00 N/R 449,385
1,765 Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds,
Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36,
(AMT), 144A
7/23 at 100.00 N/R 1,792,993
Louisiana Public Facilities Authority, Louisiana, Revenue
Bonds, Encore Academy Project, Series 2021A:
250 5.000%, 6/01/41, 144A 6/31 at 100.00 N/R 228,047
250 5.000%, 6/01/51, 144A 6/31 at 100.00 N/R 216,810
Louisiana Public Facilities Authority, Louisiana, Revenue
Bonds, Jefferson Rise Charter School Project, Series 2022A:
500 6.250%, 6/01/52, 144A 6/31 at 100.00 N/R 509,445
1,000 6.375%, 6/01/62, 144A 6/31 at 100.00 N/R 1,015,040
200 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Lincoln
Preparatory School Project, Series 2022A, 6.500%, 6/01/62, 144A
6/31 at 100.00 N/R 204,146
1,465 Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles Charter
Academy Foundation Project, Series 2011A, 7.750%, 12/15/31
8/22 at 100.00 N/R 1,468,545
2,000 Louisiana Public Facilities Authority, Revenue Bonds, Loyola University
Project, Refunding Series 2017, 5.250%, 10/01/33
No Opt. Call BBB 1,964,100
2,110 Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana
Charter Academy Foundation Project, Series 2013A, 8.125%, 12/15/33
12/23 at 100.00 N/R 2,164,797
2,000 Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue
Bonds,  Lousiana Pellets Inc Project, Series 2015, 7.000%, 7/01/24,
(AMT), 144A (4)
No Opt. Call N/R 20
540 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010, 6.350%, 7/01/40, 144A
6/30 at 100.00 BB- 610,600
16,360 Total Louisiana 14,167,313
Maryland - 1.0% (0.6% of Total Investments)
1,595 Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding
Series 2017, 5.000%, 9/01/42
9/27 at 100.00 CCC 1,520,976

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NMZ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland (continued)
$ 3,000 Maryland Economic Development Corporation, Port Facilities Revenue
Bonds, CNX Marine Terminals Inc. Port of Baltimore Facility, Refunding
Series 2010, 5.750%, 9/01/25
8/22 at 100.00 BB- $ 3,007,860
4,000 Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006A, 2.500%,
12/01/31 (4)
8/22 at 100.00 N/R 2,400,000
2,500 Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006B, 2.625%,
12/01/31 (4)
8/22 at 100.00 N/R 1,500,000
1,000 Maryland Economic Development Corporation, Special Obligation Bonds,
Port Covington Project, Series 2020, 4.000%, 9/01/50
9/30 at 100.00 N/R 882,910
5,000 Maryland Stadium Authority, Lease Revenue Bonds, Built To Learn, Series
2021, 2.750%, 6/01/51
6/31 at 100.00 N/R 3,870,100
17,095 Total Maryland 13,181,846
Massachusetts - 0.6% (0.4% of Total Investments)
1,000 Massachusetts Development Finance Agency, Revenue Bonds, Springfield
College, Green Series 2021A, 4.000%, 6/01/56
6/30 at 100.00 N/R 920,310
5,735 Massachusetts Educational Financing Authority, Education Loan Revenue
Bonds, Issue K, Series 2017B, 4.250%, 7/01/46, (AMT), (UB) (6)
7/26 at 100.00 A 5,873,156
1,200 Massachusetts Educational Financing Authority, Education Loan Revenue
Bonds, Issue M, Subordinate Series 2021C, 3.000%, 7/01/51, (AMT)
7/31 at 100.00 BBB 904,860
7,935 Total Massachusetts 7,698,326
Michigan - 2.1% (1.3% of Total Investments)
5,000 Detroit, Wayne County, Michigan, General Obligation Bonds, Financial
Recovery Series 2014B-1, 4.000%, 4/01/44
8/22 at 100.00 N/R 4,081,050
1,945 Michigan Finance Authority, Higher Education Limited Obligation
Revenue Bonds, Aquinas College Project, Refunding Series 2021,
5.000%, 5/01/36
5/31 at 100.00 N/R 1,908,842
3,450 Michigan Finance Authority, Hospital Revenue Bonds, Beaumont-
Spectrum Consolidation, Fixed Refunding Series 2022, 4.000%, 4/15/42,
(UB) (6)
4/32 at 100.00 N/R 3,524,969
1,000 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Hanley International Academy, Inc. Project, Refunding
Series 2021, 5.000%, 9/01/40
8/31 at 100.00 BB 987,070
Michigan Finance Authority, Public School Academy
Limited Obligation Revenue Bonds, Hope Academy
Project, Refunding Series 2021:
185 4.400%, 4/01/31, 144A 4/28 at 100.00 N/R 163,035
315 4.900%, 4/01/41, 144A 4/28 at 100.00 N/R 254,218
1,225 Michigan Finance AuthorIty, Public School Academy Limited Obligation
Revenue Bonds, Voyageur Academy Project, Refunding Series 2017.
Private Placement of 2017, 5.900%, 7/15/46, 144A
7/27 at 100.00 N/R 1,027,358
Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2015A:
2,225 4.350%, 10/01/45, (UB) (6) 10/24 at 100.00 AA 2,237,571
4,500 4.600%, 4/01/52, (UB) (6) 10/24 at 100.00 AA 4,538,655
1,465 Michigan Public Educational Facilities Authority, Charter School Revenue
Bonds, American Montessori Academy, Series 2007, 6.500%, 12/01/37
8/22 at 100.00 N/R 1,465,498
1,000 Michigan Public Educational Facilities Authority, Limited Obligation
Revenue Bonds,  Chandler Park Academy Project, Series 2008, 6.500%,
11/01/35
8/22 at 100.00 BBB- 1,000,890

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
$ 100,000 Michigan Tobacco Settlement Finance Authority, Tobacco Settlement
Asset-Backed Revenue Bonds, Capital Appreciation Turbo Term Series
2008C, 0.010%, 6/01/58
6/33 at 11.41 N/R $ 4,576,000
1,000 Summit Academy North, Michigan, Revenue Bonds, Public School
Academy, Refunding Series 2021, 4.000%, 11/01/41
11/28 at 103.00 N/R 896,660
500 Summit Academy, Michigan, Revenue Bonds, Public School Academy
Series 2005, 6.375%, 11/01/35
8/22 at 100.00 B+ 491,830
535 Universal Academy, Michigan, Public School Academy Bonds, Refunding
Series 2021, 4.000%, 12/01/31
12/28 at 103.00 BBB- 527,596
124,345 Total Michigan 27,681,242
Minnesota - 1.0% (0.6% of Total Investments)
2,000 Bethel, Minnesota, Charter School Lease Revenue Bonds, Level Up
Academy, Series 2021A, 5.000%, 6/15/56
6/29 at 102.00 N/R 1,570,960
665 Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos
Leadership Academy Project, Series 2015A, 5.500%, 7/01/35
7/25 at 100.00 N/R 673,160
1,000 Columbus, Minnesota, Charter School Lease Revenue Bonds, New
Millennium Academy Project, Series 2015A, 6.000%, 7/01/45
7/25 at 100.00 B 899,160
505 Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main
Street School of Performing Arts Project, Series 2016A, 5.000%, 7/01/47
7/26 at 100.00 N/R 466,443
1,190 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Cyber
Village Academy Project, Series 2022A, 5.500%, 6/01/57
6/32 at 100.00 N/R 1,239,421
100 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Northeast
College Prep Project, Series 2020A, 5.000%, 7/01/55
7/30 at 100.00 N/R 91,159
2,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community School of Excellence, Series
2016A, 5.750%, 7/01/47, 144A
7/26 at 100.00 N/R 2,024,980
1,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hmong College Prep Academy Project,
Refunding Series 2020A, 5.000%, 9/01/55
9/30 at 100.00 BB+ 996,740
1,225 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Math & Science Academy Charter School
Project, Series 2021A, 4.000%, 6/01/51, 144A
6/29 at 102.00 N/R 930,436
3,000 Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds,
Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37,
(AMT), 144A
10/22 at 100.00 BBB- 3,000,150
Woodbury, Minnesota, Charter School Lease Revenue
Bonds, Woodbury Leadership Academy, Series 2021A:
850 4.000%, 7/01/41 7/28 at 103.00 BB- 746,768
575 4.000%, 7/01/56 7/28 at 103.00 BB- 462,455
14,110 Total Minnesota 13,101,832
Mississippi - 0.1% (0.0% of Total Investments)
500 Mississippi Business Finance Corporation, Gulf Opportunity Zone
Revenue Bonds, King Edward Mixed-Use Project, Refunding Series
2019A, 4.250%, 10/15/49, (Mandatory Put 10/15/39), 144A
10/26 at 100.00 N/R 401,505
535 Mississippi Home Corporation, Multifamily Housing Revenue Bonds,
Tupelo Personal Care Apartments, Series 2004-2, 6.125%, 9/01/34,
(AMT)
9/22 at 100.00 N/R 502,739
1,035 Total Mississippi 904,244

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NMZ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri - 4.4% (2.8% of Total Investments)
$ 655 Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue
Bonds, Ward Parkway Center Community Improvement District, Senior
Refunding & Improvement Series 2016, 5.000%, 4/01/46, 144A
4/26 at 100.00 N/R $ 611,063
9,740 Kansas City, Missouri, Special Obligation Bonds, Main Streetcar Expansion
Project Series 2022C, 4.000%, 9/01/46, (UB) (6)
9/32 at 100.00 N/R 9,874,022
2,000 Liberty, Missouri, Special Obligation Tax Increment and Special Districts
Bonds, Liberty Commons Project, Subordinate Lien Series 2015B,
8.500%, 6/15/46, 144A
6/25 at 100.00 N/R 1,934,360
10,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2017C, 4.000%, 11/15/49, (UB) (6)
11/27 at 100.00 A+ 9,886,400
15,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2020, 4.000%, 6/01/53, (UB) (6)
6/30 at 100.00 A+ 14,614,800
Missouri Southern State University, Auxiliary Enterprise
System Revenue Bonds, Series 2021:
1,000 4.000%, 10/01/34 10/31 at 100.00 N/R 890,260
1,000 4.000%, 10/01/44 10/31 at 100.00 N/R 813,670
490 North Outer Forty Transportation Development District, Chesterfield,
Missouri, Transportation Development Revenue Notes, Refunding Series
2021A, 4.000%, 12/01/46
No Opt. Call N/R 378,800
Saint Louis County, Missouri, Special Obligation Bonds,
Community Center Projects, Series 2022A:
8,050 4.000%, 12/01/40, (UB) (6) 12/30 at 100.00 N/R 8,229,837
8,970 4.000%, 12/01/41, (UB) (6) 12/30 at 100.00 N/R 9,139,174
1,100 Saint Louis Industrial Development Authority, Missouri, Confluence
Academy Project, Series 2007A, 5.350%, 6/15/32
8/22 at 100.00 N/R 1,101,155
1,351 Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Fashion
Square Redevelopment Project, Series 2008A, 6.300%, 8/22/26
9/22 at 100.00 N/R 459,340
732 Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Grace Lofts
Redevelopment Projects, Series 2007A, 3.300%, 12/31/26 (4)
No Opt. Call N/R 87,840
60,088 Total Missouri 58,020,721
Nevada - 1.2% (0.8% of Total Investments)
2,000 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels
LLC Project, Green Series 2020, 6.750%, 2/15/38, 144A
2/31 at 100.00 N/R 1,841,300
1,000 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels
LLC Project, Series 2017, 6.250%, 12/15/37, (AMT), 144A
12/27 at 100.00 N/R 956,180
2,000 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra Holdings
LLC, Green Series 2019, 5.750%, 2/15/38, (AMT), 144A
8/29 at 100.00 N/R 1,677,080
955 Henderson, Nevada, Local Improvement District No. T-20 Rainbow
Canyon, Local Improvement Bonds, Series 2018, 5.375%, 9/01/48
9/28 at 100.00 N/R 989,466
10,000 Las Vegas Convention and Visitors Authority, Nevada, Convention Center
Expansion Revenue Bonds, Series 2018B, 4.000%, 7/01/49, (UB) (6)
7/28 at 100.00 A 10,008,400
550 North Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 64 Valley Vista, Series 2019, 4.625%, 6/01/49
12/28 at 100.00 N/R 550,165
16,505 Total Nevada 16,022,591
New Jersey - 4.2% (2.6% of Total Investments)
2,500 New Jersey Economic Development Authority, Lease Revenue Bonds,
State Government Buildings-Health Department & Taxation Division
Office Project, Series 2018A, 5.000%, 6/15/47, (UB) (6)
12/27 at 100.00 BBB 2,639,800

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
$ 5,000 New Jersey Economic Development Authority, Lease Revenue Bonds,
State Government Buildings-Juvenile Justice Commission Facilities
Project, Series 2018C, 5.000%, 6/15/47, (UB) (6)
12/27 at 100.00 BBB $ 5,279,600
9,500 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2017DDD, 5.000%, 6/15/42, (UB) (6)
6/27 at 100.00 BBB 10,037,985
4,100 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 1999, 5.250%, 9/15/29, (AMT)
8/22 at 101.00 B+ 4,146,207
2,080 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 2000A & 2000B, 5.625%,
11/15/30, (AMT)
3/24 at 101.00 B+ 2,149,222
5,095 New Jersey Health Care Facilities Financing Authority, New Jersey,
Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.750%,
7/01/37
8/22 at 100.00 BB+ 5,102,184
40,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Refunding Series 2006C, 0.000%, 12/15/36 - AMBAC Insured,
(UB) (6)
No Opt. Call BBB 23,308,400
2,200 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 BB+ 2,244,418
70,475 Total New Jersey 54,907,816
New Mexico - 0.4% (0.2% of Total Investments)
310 Mariposa East Public Improvement District, New Mexico, Revenue Bonds,
Capital Appreciation Taxable Series 2015D, 0.000%, 3/01/32
9/22 at 62.55 N/R 148,267
50 Mariposa East Public Improvement District, New Mexico, Special Levy
Revenue Bonds, Series 2015A, 5.900%, 9/01/32
9/25 at 100.00 N/R 48,775
200 Mariposa East Public Improvement District, New Mexico, Special Levy
Revenue Bonds, Series 2015B, 5.900%, 9/01/32
9/25 at 100.00 N/R 195,100
355 Mariposa East Public Improvement District, New Mexico, Special Levy
Revenue Bonds, Series 2015C, 5.900%, 9/01/32
No Opt. Call N/R 339,909
1,210 Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43
10/23 at 100.00 N/R 1,213,025
1,020 Volterra Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2014, 6.750%, 10/01/33
10/24 at 100.00 N/R 1,022,509
500 Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Senior
Lien Series 2022, 4.250%, 5/01/40, 144A
5/29 at 103.00 N/R 445,720
1,500 Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Subordinate Lien Series 2020, 8.000%, 5/01/40, 144A
11/23 at 103.00 N/R 1,412,205
5,145 Total New Mexico 4,825,510
New York - 9.8% (6.1% of Total Investments)
610 Build New York City Resource Corporation, New York, Revenue Bonds,
New World Preparatory Charter School Project, Series 2021A, 4.000%,
6/15/41
6/31 at 100.00 N/R 553,374
2,405 Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A
9/25 at 100.00 N/R 2,497,881
Build NYC Resource Corporation, New York, Revenue
Bonds, Family Life Academy Charter School, Series
2020A-1:
5,000 5.250%, 6/01/40, 144A 12/30 at 100.00 N/R 4,326,350
2,000 5.500%, 6/01/55, 144A 12/30 at 100.00 N/R 1,657,740

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NMZ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
Build NYC Resource Corporation, New York, Revenue
Bonds, Family Life Academy Charter School, Series
2020C-1:
$ 1,000 5.000%, 6/01/40, 144A 12/30 at 100.00 N/R $ 912,790
2,000 5.000%, 6/01/55, 144A 12/30 at 100.00 N/R 1,699,260
1,000 Build NYC Resource Corporation, Revenue Bonds, Shefa School, Series
2021A, 5.000%, 6/15/51, 144A
6/31 at 100.00 N/R 1,022,950
9,000 Dormitory Authority of the State of New York, General Revenue Bonds,
Northwell Health Obligated Group, Series 2022A, 4.250%, 5/01/52 -
AGM Insured, (UB) (6)
5/32 at 100.00 N/R 9,188,280
3,220 Dormitory Authority of the State of New York, General Revenue Bonds,
Yeshiva University, Series 2022A, 5.000%, 7/15/50
7/32 at 100.00 N/R 3,368,184
10,000 Dormitory Authority of the State of New York, Revenue Bonds, Montefiore
Obligated Group, Series 2020A, 3.000%, 9/01/50 - AGM Insured, (UB)
(6)
3/30 at 100.00 A2 7,896,800
200 Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2017, 5.000%,
12/01/36, 144A
6/27 at 100.00 BBB- 209,658
4,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2022A, 4.000%, 3/15/49, (UB)
(6)
3/32 at 100.00 N/R 4,032,000
1,000 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2020A,
5.730%, 2/01/50
2/30 at 100.00 N/R 1,028,800
Hempstead Town Local Development Corporation, New
York, Education Revenue Bonds, The Academy Charter
School Project, Series 2021A:
2,360 4.050%, 2/01/31 2/30 at 100.00 A2 2,145,146
1,000 4.600%, 2/01/51 2/30 at 100.00 A2 822,860
1,000 Madison County Capital Resource Corporation, New York, Revenue
Bonds, Cazenovia College Project, Series 2019A, 5.500%, 9/01/22
8/22 at 100.00 N/R 999,020
6,700 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020A-1, 4.000%, 11/15/52
5/30 at 100.00 BBB+ 6,436,690
10,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020C-1, 5.250%,
11/15/55, (UB) (6)
5/30 at 100.00 BBB+ 10,642,700
1,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020D-1, 5.000%,
11/15/43, (UB) (6)
11/30 at 100.00 BBB+ 1,061,470
1,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020D-3, 4.000%,
11/15/49, (UB) (6)
11/30 at 100.00 BBB+ 964,180
11,850 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Neighborhood Series 2018K,
4.125%, 11/01/53, (UB) (6)
9/26 at 100.00 Aa2 11,638,478
New York City Industrial Development Agency, New York,
Civic Facility Revenue Bonds, Bronx Parking Development
Company, LLC Project, Series 2007:
1,500 0.000%, 10/01/37 (4) 8/22 at 100.00 N/R 1,200,000
5,000 0.000%, 10/01/46 (4) 8/22 at 100.00 N/R 4,000,000
170 New York City Industrial Development Agency, New York, Civic Facility
Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-
1, 5.800%, 7/01/23, 144A
8/22 at 100.00 N/R 165,230

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 2,000 New York Counties Tobacco Trust IV, Tobacco Settlement Pass-Through
Bonds, Turbo Term Series 2005A, 5.000%, 6/01/42
8/22 at 100.00 B- $ 1,999,920
1,000 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 N/R 1,006,890
3,250 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.150%,
11/15/34, 144A
11/24 at 100.00 N/R 3,314,285
6,000 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 3 Series 2014, 7.250%,
11/15/44, 144A
11/24 at 100.00 N/R 6,187,320
10,000 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Refunding Series 2016, 5.000%, 8/01/31,
(AMT)
8/22 at 100.00 B- 10,075,700
3,070 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020, 5.375%, 8/01/36, (AMT)
8/30 at 100.00 B- 3,358,150
1,000 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2021, 3.000%, 8/01/31, (AMT)
No Opt. Call B 945,370
1,000 Niagara Area Development Corporation, New York, Revenue Bonds;
Catholic Health System, Inc, Series 2022, 4.500%, 7/01/52
7/32 at 100.00 N/R 904,410
5,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Thirty Series 2022, 4.625%, 8/01/52, (AMT), (UB) (6)
8/32 at 100.00 N/R 5,239,550
385 Suffolk County Industrial Development Agency, New York, Revenue
Bonds, Nissequogue Cogeneration Partners Facility, Series 1998,
5.500%, 1/01/23, (AMT)
8/22 at 100.00 N/R 385,462
855 Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2021B-2, 0.000%, 6/01/66
6/31 at 27.72 N/R 110,167
Westchester County Local Development Corporation, New
York, Revenue Bond, Purchase Senior Learning Community,
Inc. Project, Accd Inv Series 2021A:
5,000 4.500%, 7/01/56, 144A 7/27 at 104.00 N/R 3,972,350
2,775 5.000%, 7/01/56, 144A 7/27 at 104.00 N/R 2,443,443
9,975 Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group Project,
Refunding Series 2016, 5.000%, 11/01/46, (UB) (6)
11/25 at 100.00 BBB- 10,165,323
250 Western Regional Off-Track Betting Corporation, New York, Tax Exempt
Revenue Bonds, Additional Secured General Obligation Series 2021,
4.125%, 12/01/41, 144A
6/31 at 100.00 N/R 207,032
134,575 Total New York 128,785,213
North Dakota - 0.1% (0.1% of Total Investments)
2,000 Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle Crest
Apartments LLC Project, Series 2013, 7.750%, 9/01/38 (4)
9/23 at 100.00 N/R 1,000,000
Ohio - 6.3% (3.9% of Total Investments)
87,120 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital
Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 N/R 12,680,316
25,195 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R 25,194,748

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NMZ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 1,500 Butler County Port Authority, Ohio, Public Infrastructure Revenue Bonds,
Liberty Center Project, Liberty Community Authority, Series 2014C,
6.000%, 12/01/43, (Pre-refunded 12/01/22)
12/22 at 100.00 N/R (7) $ 1,521,450
250 Cleveland-Cuyahoga County Port Authority, Ohio, Tax Increment
Financing Revenue Bonds, Flats East Bank Project, Refunding Senior
Series 2021A, 4.000%, 12/01/55, 144A
12/29 at 100.00 BB 213,585
100 Cleveland-Cuyahoga County Port Authority, Ohio, Tax Increment
Financing Revenue Bonds, Flats East Bank Project, Refunding
Subordinate Series 2021B, 4.500%, 12/01/55
12/29 at 100.00 N/R 84,711
340 Evans Farm New Communty Authority, Ohio, Community Development
Charge Revenue Bonds, Evans Farm Mixed-Use Project, Series 2020,
4.000%, 12/01/46
6/29 at 100.00 N/R 287,106
1,000 Jefferson County Port Authority, Ohio, Economic Develoepment Revenue
Bonds, JSW Steel USA Ohio, Inc. Project, Series 2021, 3.500%, 12/01/51,
(AMT)
12/31 at 100.00 Ba2 774,260
11,160 Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering
Health Network Obligated Group, Series 2016, 4.000%, 8/01/47, (UB)
(6)
8/26 at 100.00 A2 11,066,145
2,800 Ohio Air Quality Development Authority, Ohio, Air Quality Development
Revenue Bonds, FirstEnergy Generation Corporation Project, Series
2009A, 5.700%, 8/01/22
No Opt. Call N/R 3,500
3,310 Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue
Bonds, AMG Vanadium Project, Series 2019, 5.000%, 7/01/49, (AMT),
144A
7/29 at 100.00 B- 3,276,006
365 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009B, 3.100%, 3/01/23
No Opt. Call N/R 456
1,300 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/21)
No Opt. Call N/R 1,189,539
4,750 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C,
3.950%, 11/01/32 (4)
No Opt. Call N/R 5,938
1,000 Ohio Higher Educational Facility Commission, Senior Hospital Parking
Revenue Bonds, University Circle Incorporated 2020 Project, Series
2020, 5.000%, 1/15/50
1/30 at 100.00 A3 1,037,750
3,085 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Generating Corporation Project, Refunding Series 2006A,
3.000%, 5/15/49 (4)
No Opt. Call N/R 3,856
3,000 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2005B, 4.000%, 1/01/34 (4)
No Opt. Call N/R 3,750
255 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2008B, 3.625%, 10/01/33
No Opt. Call N/R 319
1,015 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2008C, 3.950%, 11/01/32 (4)
No Opt. Call N/R 1,269
2,725 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2010A, 3.750%, 7/01/33 (4)
No Opt. Call N/R 3,406
11,300 Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series
2010B, 4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call N/R 11,346,782

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 1,000 Port of Greater Cincinnati Development Authority, Ohio, Public
Improvement TOT Revenue Bonds, Series 2021, 4.250%, 12/01/50,
144A
12/28 at 100.00 N/R $ 858,590
1,000 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Tax Increment Financing Revenue Bonds, Cooperative
Township Public Parking Project, Gallery at Kenwood, Senior Lien Series
2019A, 5.000%, 11/01/51
11/30 at 100.00 N/R 840,510
8,500 Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle
Project, Series 2020A, 7.000%, 12/01/42, (AMT), 144A
12/27 at 103.00 N/R 7,659,605
2,000 Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle
Project, Series 2020B, 10.000%, 12/01/25, (AMT), 144A
12/24 at 105.00 N/R 2,025,200
2,000 Tuscarawas County Economic Development and Finance Alliance,
Ohio, Higher Education Facilities Revenue Bonds, Ashland University,
Refunding & Improvement Series 2015, 6.000%, 3/01/45
3/25 at 100.00 N/R 2,041,440
176,070 Total Ohio 82,120,237
Oklahoma - 1.5% (0.9% of Total Investments)
1,000 Tulsa Authority for Economic Opportunity, Tulsa County, Oklahoma, Tax
Apportionment Revenue Bonds, Santa Fe Square Project, Series 2021,
4.375%, 12/01/41, 144A
12/31 at 100.00 N/R 810,540
495 Tulsa Authority for Economic Opportunity, Tulsa County, Oklahoma, Tax
Apportionment Revenue Bonds, Vast Bank Project, Series 2021, 4.000%,
12/01/43, 144A
12/31 at 100.00 N/R 394,277
15,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2000B, 5.500%, 6/01/35, (AMT)
6/23 at 100.00 N/R 15,236,400
2,600 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2001B, 5.500%, 12/01/35, (AMT)
6/23 at 100.00 N/R 2,640,976
19,095 Total Oklahoma 19,082,193
Oregon - 0.1% (0.1% of Total Investments)
Clackamas and Washington Counties School District 3JT,
Oregon, General Obligation Bonds, Series 2020A:
1,750 0.010%, 6/15/49 6/30 at 57.54 Aa1 571,445
2,000 0.000%, 6/15/50 6/30 at 55.67 Aa1 624,040
3,750 Total Oregon 1,195,485
Pennsylvania - 1.9% (1.2% of Total Investments)
2,280 Allentown Commercial and Industrial Development Authority,
Pennsylvania, Revenue Bonds, Arts Academy Charter Middle School
Foundation Project, Series 2022A, 5.000%, 6/15/57, 144A
6/29 at 103.00 N/R 2,107,131
955 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior Series
2021, 6.000%, 5/01/42, 144A
5/31 at 100.00 N/R 1,033,367
1,250 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Subordinate Lien,
Series 2018, 5.125%, 5/01/32, 144A
5/28 at 100.00 N/R 1,309,838
2,500 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding
Series 2006A, 3.500%, 4/01/41 (4)
No Opt. Call N/R 3,125
2,715 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Series
2006B, 3.500%, 12/01/35 (4)
No Opt. Call N/R 3,394
500 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Refunding Bonds, FirstEnergy Generation Project,
Series 2008B, 3.750%, 10/01/47
4/31 at 100.00 N/R 417,095

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NMZ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 290 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,  Alvernia
University Project, Series 2020, 5.000%, 10/01/49
10/29 at 100.00 BB+ $ 282,825
1,000 Dauphin County General Authority, Pennsylvania, Revenue Bonds,
Harrisburg University of Science & Technology Project, Series 2017,
5.125%, 10/15/41, 144A
10/27 at 100.00 BB 1,016,570
1,500 Dauphin County General Authority, Pennsylvania, Revenue Bonds,
Harrisburg University of Science & Technology Project, Series 2020,
6.250%, 10/15/53, 144A
10/28 at 100.00 BB 1,624,545
1,245 Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds,
Good Shepherd Group, Series 2021A, 4.000%, 11/01/51, (UB) (6)
11/31 at 100.00 A- 1,184,082
675 Lehigh County Industrial Development Authority, Charter School Revenue
Bonds, Seven Generations Charter School, Series 2021A, 4.000%,
5/01/31
5/30 at 100.00 BB 648,884
1,720 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-1, 10.000%, 12/01/40, 144A
6/30 at 100.00 N/R 1,639,452
1,720 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-2, 10.000%, 12/01/40, (AMT), 144A
6/30 at 100.00 N/R 1,639,452
3,000 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2021A, 10.000%, 12/01/31
No Opt. Call N/R 2,758,680
5 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor.,
Series 2006A, 2.550%, 11/01/41 (4)
No Opt. Call N/R 6
6,650 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project,
Series 2009A, 6.400%, 12/01/38 (4)
9/25 at 100.00 CCC 4,123,000
1,000 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Mariana Bracetti Academy Project, Series 2020A, 5.375%,
6/15/50, 144A
12/27 at 100.00 N/R 947,480
Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Mariana Bracetti Academy
Project, Taxable Series 2020B:
975 4.875%, 12/15/35, 144A 12/27 at 100.00 N/R 932,003
1,000 5.125%, 12/15/44, 144A 12/27 at 100.00 N/R 932,520
2,500 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Nueva Esperanza, Inc. - Esperanza Academy Charter School,
Series 2013, 8.000%, 1/01/33, (Pre-refunded 1/01/23)
1/23 at 100.00 N/R (7) 2,564,050
180 The Redevelopment Authority of the City of Scranton, Lackawanna county,
Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2016A, 5.000%,
11/15/28
5/24 at 100.00 BB+ 179,314
33,660 Total Pennsylvania 25,346,813
Puerto Rico - 11.1% (6.9% of Total Investments)
3,000 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/47, 144A
7/30 at 100.00 N/R 3,038,970
2,000 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 4.000%, 7/01/42, 144A
7/31 at 100.00 N/R 1,800,960
8,625 Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally
Taxable Build America Bonds, Series 2010YY, 4.050%, 7/01/40 (4)
8/22 at 100.00 D 6,673,594

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Refunding Series 2012A:
$ 4,835 3.957%, 7/01/42 (4) 8/22 at 100.00 D $ 3,964,700
185 3.961%, 7/01/42 (4) 8/22 at 100.00 D 151,700
2,000 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2003NN, 3.999%, 7/01/20 (4)
No Opt. Call D 1,642,500
1,025 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2007TT, 3.957%, 7/01/37 (4)
8/22 at 100.00 D 840,500
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series 2010AAA:
5,690 3.978%, 7/01/23 (4) No Opt. Call N/R 4,651,575
3,000 3.978%, 7/01/25 (4) 8/22 at 100.00 D 2,460,000
1,186 3.978%, 7/01/28 (4) 8/22 at 100.00 D 972,520
890 3.978%, 7/01/29 (4) 8/22 at 100.00 N/R 729,800
658 3.978%, 7/01/31 (4) 8/22 at 100.00 D 539,560
405 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010CCC, 3.957%, 7/01/28 (4)
8/22 at 100.00 D 332,100
1,350 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010XX, 3.978%, 7/01/40 (4)
8/22 at 100.00 D 1,107,000
4,000 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010ZZ, 3.978%, 7/01/21 (4)
No Opt. Call D 3,270,000
1,000 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2013A,
4.102%, 7/01/36 (4)
7/23 at 100.00 D 852,500
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series WW:
710 3.988%, 7/01/23 (4) 8/22 at 100.00 D 583,088
360 3.988%, 7/01/23 (4) No Opt. Call N/R 295,650
375 3.978%, 7/01/33 (4) 8/22 at 100.00 D 307,500
5,500 Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable Build
America Bond Series 2010EE, 4.044%, 7/01/32 (4)
8/22 at 100.00 D 4,255,625
5,000 Puerto Rico Highway and Transportation Authority, Highway Revenue
Bonds, Series 2005L, 5.250%, 7/01/38 - AMBAC Insured
No Opt. Call N/R 5,031,600
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
23,863 0.000%, 7/01/46 7/28 at 41.38 N/R 6,955,587
221,600 0.000%, 7/01/51 7/28 at 30.01 N/R 47,976,400
1,000 4.750%, 7/01/53 7/28 at 100.00 N/R 999,960
5,000 5.000%, 7/01/58 7/28 at 100.00 N/R 5,055,850
5,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 N/R 4,962,550
Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1:
0 (9) 5.625%, 7/01/27 No Opt. Call N/R 99
1,014 5.625%, 7/01/29 No Opt. Call N/R 1,121,506
984 5.750%, 7/01/31 No Opt. Call N/R 1,106,720
6,201 0.010%, 7/01/33 7/31 at 89.94 N/R 3,695,564
933 4.000%, 7/01/33 7/31 at 103.00 N/R 895,678
839 4.000%, 7/01/35 7/31 at 103.00 N/R 794,172
6,979 4.000%, 7/01/41 7/31 at 103.00 N/R 6,428,548
14,018 4.000%, 7/01/46 7/31 at 103.00 N/R 12,673,156
17,484 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims Taxable
Series 2022, 0.000%, 11/01/43
No Opt. Call N/R 9,353,793
356,709 Total Puerto Rico 145,521,025

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NMZ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Rhode Island - 0.2% (0.2% of Total Investments)
$ 18,260 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52
8/22 at 17.18 CCC- $ 3,130,494
South Carolina - 1.4% (0.9% of Total Investments)
640 Hardeeville, South Carolina, Special Assessment Revenue Bonds, East
Argent Improvement District, Series 2021, 4.000%, 5/01/52, 144A
5/29 at 100.00 N/R 495,520
Lancaster County, South Carolina, Special Assessment
Bonds, Edgewater II Improvement District, Capital
Appreciation Series 2007-A&B:
7,855 0.010%, 11/01/39 8/22 at 27.10 N/R 1,668,010
8,095 0.010%, 11/01/39 8/22 at 27.10 N/R 1,718,973
5,000 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Custodial Receipts CR-086, 5.000%,
8/15/36, (Pre-refunded 8/15/26), 144A
8/26 at 100.00 N/R (7) 5,550,250
400 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Hilton Head Christian Academy, Series
2020, 5.000%, 1/01/55, 144A
1/30 at 100.00 N/R 357,720
970 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Midland Valley Preparatory School
Project, Series 2014, 7.750%, 11/15/45, 144A
11/26 at 100.00 N/R 1,051,053
3,000 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Patriots Place Apartments Project, Series
2022A-1, 5.750%, 6/01/52
No Opt. Call N/R 2,254,170
1,000 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Horse Creek Academy Project, Series 2021A,
5.000%, 11/15/55, 144A
11/26 at 100.00 N/R 879,890
4,215 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Lowcountry Leadership Charter School
Project, Series 2019A, 5.000%, 12/01/49, 144A
12/29 at 100.00 Baa3 4,238,056
750 South Carolina Jobs-Economic Development Authority, Retirement
Community Revenue Notes, Kiawah Life Plan Village, Inc. Project, Series
2021A, 8.750%, 7/01/25
8/22 at 100.00 N/R 762,405
31,925 Total South Carolina 18,976,047
South Dakota - 0.1% (0.1% of Total Investments)
1,125 Lincoln County, South Dakota, Economic Development Revenue Bonds,
The Augustana College Association Project, Series 2021A, 4.000%,
8/01/56
8/31 at 100.00 BBB- 968,479
Tennessee - 1.1% (0.7% of Total Investments)
1,000 Memphis/Shelby County Economic Development Growth Engine
Industrial Development Board, Tennessee, Tax Increment Revenue
Bonds, Graceland Project, Senior Series 2017A, 5.625%, 1/01/46
7/27 at 100.00 N/R 777,380
5,240 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University Medical Center, Series 2016A, 5.000%, 7/01/46, (UB) (6)
7/26 at 100.00 A3 5,548,426
150 Metropolitan Government of Nashville-Davidson County Industrial
Development Board, Tennessee, Special Assessment Revenue Bonds,
South Nashville Central Business Improvement District, Series 2021A,
4.000%, 6/01/51, 144A
6/31 at 100.00 N/R 131,148
5,000 The Health and Educational Facilities Board of the City of Franklin,
Tennessee, Revenue Bonds, Provision Cares Proton Therapy Center,
Nashville Project, Series 2017A, 7.500%, 6/01/47, 144A (4)
6/27 at 100.00 N/R 1,350,000
6,024 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006B, 5.625%, 9/01/26
No Opt. Call BBB 6,638,328

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee (continued)
$ 900 Wilson County Health and Educational Facilities Board, Tennessee, Senior
Living Revenue Bonds, Rutland Place Inc. Project, Series 2015A, 5.500%,
1/01/46, 144A
8/22 at 100.00 N/R $ 669,546
18,314 Total Tennessee 15,114,828
Texas - 5.9% (3.7% of Total Investments)
1,000 Abilene Convention Center Hotel Development Corporation, Texas, Hotel
Revenue Bonds, First-Lien Series 2021A, 4.000%, 10/01/50
10/31 at 100.00 N/R 958,640
2,000 Abilene Convention Center Hotel Development Corporation, Texas, Hotel
Revenue Bonds, Second-Lien Series 2021B, 5.000%, 10/01/50, 144A
10/31 at 100.00 N/R 1,832,640
1,000 Anna, Texas, Special Assessment Revenue Bonds, Sherley Tract Public
Improvement District 2 Area 1 Project, Series 2021, 4.000%, 9/15/41,
144A
9/31 at 100.00 N/R 889,070
1,000 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Brooks Academies, Series 2021A, 5.000%, 6/15/51
6/26 at 100.00 N/R 928,000
1,000 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Legacy Traditional Schools - Texas Project, Refunding
Series 2021A, 4.500%, 2/15/56
2/30 at 100.00 N/R 777,900
1,000 Baytown Municipal Development District, Texas, Hotel Revenue Bonds,
Baytown Convention Center Hotel, First-Lien Series 2021A, 4.000%,
10/01/50
10/31 at 100.00 BBB- 879,480
300 Bee Cave, Travis County, Texas, Special Assessment Revenue Bonds,
Backyard Public Improvement District Project, Series 2021, 5.250%,
9/01/51, 144A
9/31 at 100.00 N/R 283,425
500 Celina, Texas, Special Assessment Revenue Bonds, Celina Sutton Fields
II Public Improvement District Neighborhood Improvement Areas 2-3
Project, Series 2019, 4.250%, 9/01/49, 144A
9/29 at 100.00 N/R 461,540
995 Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy
Public Improvement District Phase 1 Project, Series 2014, 7.000%,
9/01/40
9/22 at 103.00 N/R 1,010,542
500 Celina, Texas, Special Assessment Revenue Bonds, The Parks at Wilson
Creek Public Improvement District Initial Major Improvement Project,
Series 2021, 4.500%, 9/01/51, 144A
9/31 at 100.00 N/R 448,885
1,765 Comal County Meyer Ranch Municipal Utility District, Texas, General
Obligation Bonds,  Road Series 2021, 3.000%, 8/15/51
8/26 at 100.00 N/R 1,311,519
675 Conroe Local Government Corporation, Texas, Hotel Revenue and
Contract Revenue Bonds, Subordinate Third Lien Series 2021C, 4.000%,
10/01/50
10/31 at 100.00 A2 689,539
1,000 Crandall, Kaufman County, Texas, Special Assessment Revenue Bonds,
Crandall Carwright Ranch Public Improvement District Improvement
Area 1 Project, Series 2021, 4.500%, 9/15/51, 144A
9/31 at 100.00 N/R 885,960
Decatur Hospital Authority, Texas, Revenue Bonds, Wise
Regional Health System, Series 2013A:
340 6.625%, 9/01/31, (Pre-refunded 9/01/23) 9/23 at 100.00 N/R (7) 355,915
1,000 6.375%, 9/01/42, (Pre-refunded 9/01/23) 9/23 at 100.00 N/R (7) 1,050,000
165 Fate, Rockwall County, Texas, Special Assessment Revenue Bonds,
Williamsburg Public Improvement District 1 Phase 2B, 2C & 3A1, Series
2019, 4.250%, 8/15/49, 144A
8/27 at 100.00 N/R 155,283
1,500 Fort Bend County Industrial Development Corporation, Texas, Revenue
Bonds, NRG Energy Inc. Project, Series 2012A. RMKT, 4.750%, 5/01/38
11/22 at 100.00 Baa2 1,503,870
1,000 Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal
Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998,
8.000%, 4/01/28, (AMT)
8/22 at 100.00 B3 999,890

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NMZ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 1,450 Harris County Municipal Utility District 213A, Texas, General Obligation
Bonds, Series 2021, 3.000%, 4/01/48
4/29 at 100.00 N/R $ 1,114,484
125 Haslett, Texas, Special Assessment Revenue Bonds, Haslet Public
Improvement District 5 Improvement Area 1 Project, Series 2019,
4.375%, 9/01/49, 144A
9/29 at 100.00 N/R 118,615
740 Heart of Texas Education Finance Corporation, Texas, Gateway Charter
Academy, Series 2006A, 6.000%, 2/15/36
8/22 at 100.00 N/R 740,215
1,000 Houston, Texas, Airport System Special Facilities Revenue Bonds,
Continental Airlines Inc. - Terminal Improvement Project, Refunding
Series 2011, 6.625%, 7/15/38, (AMT)
8/22 at 100.00 B 1,002,290
3,080 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Series 2021A, 4.000%, 7/01/41, (AMT)
7/29 at 100.00 B- 2,804,463
500 Hutto, Williams County Texas, Special Assessment Revenue Bonds,
Durango Farms Public Improvement Project Series 2021, 4.000%,
9/01/56, 144A
9/29 at 100.00 N/R 425,285
500 Hutto, Williams County Texas, Special Assessment Revenue Bonds, Emory
Crossing, Public Improvement Area 1 Project Series 2021, 4.000%,
9/01/56, 144A
9/29 at 100.00 N/R 421,785
1,000 Kaufman County Fresh Water Supply District 1-D, Texas, General
Obligation Road Bonds, Series 2021, 3.000%, 9/01/46
9/26 at 100.00 N/R 758,870
500 Kaufman,Texas, Special Assessment Revenue Bonds, Kaufman Public
Improvement District 1 Phase 1A-1B Project, Series 2021, 4.000%,
9/15/50, 144A
9/31 at 100.00 N/R 424,915
4,000 Legato Community Authority, Commerce City, Colorado, Limited Tax
Supported Revenue Bonds, District 1, 2, 3 & 7, Convertible Capital
Appreciation Series 2021A-2, 5.000%, 12/01/51
6/26 at 100.67 N/R 2,833,680
1,000 Legato Community Authority, Commerce City, Colorado, Limited Tax
Supported Revenue Bonds, District 1, 2, 3 & 7, Series 2021B, 8.250%,
12/15/51
6/26 at 103.00 N/R 945,630
1,435 Manor, Texas, Special Assessment Revenue Bonds, Manor Heights Public
Improvement District Improvement Area 1-2 Project, Series 2021,
4.000%, 9/15/51, 144A
9/31 at 100.00 N/R 1,258,925
Manor, Texas, Special Assessment Revenue Bonds, Manor
Heights Public Improvement District Major Improvement
Area Project, Series 2021:
900 4.125%, 9/15/41, 144A 9/31 at 100.00 N/R 805,770
1,500 4.375%, 9/15/51, 144A 9/31 at 100.00 N/R 1,306,800
1,170 McLendon-Chisholm, Texas, Special Assessment Revenue Bonds, Sonoma
Public Improvement  District Improvement Area 2 Project, Series 2019,
4.250%, 9/15/39, 144A
9/29 at 100.00 N/R 1,150,379
Mesquite, Texas, Special Assessment Bonds, Iron Horse
Public Improvement District Project, Series 2019:
300 5.750%, 9/15/39, 144A 9/29 at 100.00 N/R 304,524
500 6.000%, 9/15/49, 144A 9/29 at 100.00 N/R 506,015
1,965 Mission Economic Development Corporation, Texas, Water Supply
Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series
2015, 7.750%, 1/01/45, (AMT), 144A (4),(8)
1/26 at 102.00 N/R 50,442
1,125 Missouri City Management District 1, Fort Bend County, Texas, General
Obligation  Bonds, Road Series 2021, 3.000%, 9/01/46
9/27 at 100.00 N/R 896,681
18,000 New Hope Cultural Education Facilities Finance Corporation, Texas, Senior
Living Revenue Bonds, Sanctuary LTC LLC Project, Series 2021A-1,
5.500%, 1/01/57
1/28 at 103.00 N/R 16,548,660

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 1,000 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus
Christi I, L.L.C.-Texas A&M University-Corpus Christi Project, Series
2014A, 5.000%, 4/01/44, (Pre-refunded 4/01/24)
4/24 at 100.00 N/R (7) $ 1,053,070
1,000 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation
- San Antonio 1, L.L.C. - Texas A&M University - San Antonio Project,
Series 2016A, 5.000%, 4/01/48, (Pre-refunded 4/01/26)
4/26 at 100.00 N/R (7) 1,108,500
1,000 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Galveston-
Texas A&M University at Galveston Project, Series 2014A, 5.000%,
4/01/44, (Pre-refunded 4/01/24)
4/24 at 100.00 N/R (7) 1,052,220
New Hope Cultural Education Facilities Finance
Corporation, Texas, Student Housing Revenue Bonds,
NCCD - College Station Properties LLC - Texas A&M
University Project,  Series 2015A:
1,250 5.000%, 7/01/35 7/25 at 100.00 CCC 1,062,500
2,445 5.000%, 7/01/47 7/25 at 100.00 CCC 2,078,250
250 Newark Higher Education Finance Corporation, Texas, Education Revenue
Bonds, TLC Academy, Series 2021A, 4.000%, 8/15/56
8/28 at 100.00 BB 202,590
500 North Parkway Municipal Management District 1, Celina, Texas, Special
Assessment Revenue Bonds, Major Improvements Project, Series 2021,
5.000%, 9/15/51, 144A
9/31 at 100.00 N/R 504,280
1,070 Oak Point, Denton County, Texas, Special Assessment Revenue Bonds,
Oak Point Public Imporvement District 2 Project, Series 2020, 4.000%,
9/01/50, 144A
9/30 at 100.00 N/R 961,534
250 Pilot Point, Texas, Special Assessment Revenue Bonds, Creekview Public
Improvement District Zone A Improvement Area 1 Project, Series 2022,
5.625%, 9/15/52, 144A
9/32 at 100.00 N/R 254,420
325 Pilot Point, Texas, Special Assessment Revenue Bonds, Creekview Public
Improvement District Zone B Improvement Area 1 Project, Series 2022,
5.625%, 9/15/52, 144A
9/32 at 100.00 N/R 330,746
2,000 Plano, Collin and Denton Counties, Texas, Special Assessment Revenue
Bonds, Collin Creek East Public Improvement District Project, Series
2021, 4.375%, 9/15/51, 144A
9/31 at 100.00 N/R 1,712,420
1,000 Plano, Collin and Denton Counties, Texas, Special Assessment Revenue
Bonds, Collin Creek West Public Improvement District Project, Series
2021, 4.000%, 9/15/51, 144A
9/31 at 100.00 N/R 855,610
440 Port Beaumont Navigation District, Jefferson County, Texas, Dock and
Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project,
Series 2020, 4.000%, 1/01/50, (AMT), 144A
8/22 at 103.00 N/R 366,670
7,000 Port Beaumont Navigation District, Jefferson County, Texas, Dock and
Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project,
Series 2021A, 3.000%, 1/01/50, (AMT), 144A
7/23 at 103.00 N/R 4,826,220
Port Freeport, Brazoria County, Texas, Revenue Bonds,
Senior Lien Series 2021:
1,500 4.000%, 6/01/46, (AMT) 6/31 at 100.00 A+ 1,517,550
1,500 4.000%, 6/01/51, (AMT) 6/31 at 100.00 A+ 1,509,420
1,000 Princeton, Collins County, Texas, Special Assessment Revenue Bonds,
Winchester Public Improvement District 2 Project, Series 2022, 5.250%,
9/01/52
9/30 at 100.00 N/R 1,032,510
205 Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails
Public Improvement District 2 Phase 1 Project, Series 2019, 4.750%,
9/01/49, 144A
9/29 at 100.00 N/R 204,822

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NMZ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 185 Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails
Public Improvement District 2 Phase 2-6 Major Improvement Project,
Series 2019, 5.500%, 9/01/39, 144A
9/29 at 100.00 N/R $ 190,228
2,000 Red River Health Facilities Development Corporation, Texas, First
Mortgage Revenue Bonds, Eden Home Inc., Series 2012, 4.087%,
12/15/32 (4)
8/22 at 100.00 N/R 1,240,000
150 Rowlett, Texas, Special Assessment Revenue Bonds, Bayside Public
Improvement District North Improvement Area, Series 2016, 5.750%,
9/15/36
3/24 at 102.00 N/R 150,740
3,565 Texas Department of Housing and Community Affairs, Single Family
Mortgage Revenue Bonds, Series 2018A, 4.250%, 9/01/48, (UB) (6)
9/27 at 100.00 AA+ 3,607,174
2,002 Texas State Affordable Housing Corporation Multifamily Housing Revenue
Bonds, Peoples El Shaddai Village and St. James Manor Apartments
Project, Series 2016, 4.850%, 12/01/56, 144A
1/34 at 100.00 N/R 1,880,069
89,167 Total Texas 77,542,069
Utah - 0.5% (0.3% of Total Investments)
2,500 Black Desert Public Infrastructure District, Limited Tax General Obligation
Bonds, Series 2021A, 4.000%, 3/01/51, 144A
9/26 at 103.00 N/R 2,044,775
1,000 Black Desert Public Infrastructure District, Utah, Limited Tax General
Obligation Bonds, Subordinate Series 2021B, 7.375%, 9/15/51, 144A
9/26 at 103.00 N/R 863,100
1,000 Military Installation Development Authority, Tax Allocation and Hotel Tax
Revenue Bonds, Series 2021A-1, 4.000%, 6/01/52
9/26 at 103.00 N/R 788,610
2,000 ROAM Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2021A, 4.250%, 3/01/51, 144A
9/26 at 103.00 N/R 1,593,780
985 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Paradigm High School Project, Series 2020A, 5.125%, 7/15/51, 144A
1/25 at 102.00 N/R 827,745
1,000 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Providence Hall Projects, Refunding Serier 2021A, 4.000%, 10/15/51
10/31 at 100.00 Aa2 994,690
8,485 Total Utah 7,112,700
Virgin Islands - 1.2% (0.8% of Total Investments)
2,375 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 N/R 2,516,669
Virgin Islands Public Finance Authority, Gross Receipts
Taxes Loan Note, Refunding Series 2014C:
1,000 5.000%, 10/01/30, 144A 10/24 at 100.00 N/R 981,740
5,000 5.000%, 10/01/39, 144A 10/24 at 100.00 N/R 4,740,550
3,000 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Bond Anticipation Notes, Senior Series 2021A, 6.750%, 7/01/26, 144A
No Opt. Call N/R 2,938,080
3,085 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Bond Anticipation Notes, Taxable Series 2022A, 7.750%, 7/01/24
No Opt. Call N/R 3,092,219
215 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Bond Anticipation Notes, Taxable Series 2022B, 10.000%, 7/01/24
No Opt. Call N/R 215,512
1,480 West Indian Company Limited, Virgin Island, Port Facilities Revenue
Bonds, WICO Financing, Series 2022B, 6.250%, 10/01/42, (AMT), 144A
10/29 at 104.00 N/R 1,459,176
16,155 Total Virgin Islands 15,943,946
Virginia - 4.1% (2.6% of Total Investments)
762 Celebrate Virginia North Community Development Authority, Special
Assessment Revenue Bonds, Series 2003B, 4.125%, 3/01/22 (4)
No Opt. Call N/R 495,300

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virginia (continued)
$ 1,000 Cutalong II Community Development Authority, Louisa County, Virginia,
Special Assessment Revenue Bonds, Cutalong II Project, Series 2022,
4.500%, 3/01/55, 144A
3/27 at 103.00 N/R $ 861,720
740 Farms of New Kent Community Development Authority, Virginia, Special
Assessment Bonds, Refunding Series 2021A, 3.750%, 3/01/36, 144A
3/31 at 100.00 N/R 723,446
10,000 Hampton Roads Transportation Accountability Commision, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien
Series 2020A, 4.000%, 7/01/50, (UB) (6)
7/30 at 100.00 N/R 10,149,400
15,000 Industrial Development Authority of the City of Newport News, Virginia,
Health System Revenue Bonds, Riverside Health System, Series 2017A,
5.000%, 7/01/46, 144A
7/27 at 100.00 N/R 15,412,650
11,495 Lynchburg Economic Development Authority, Virginia, Hospital Revenue
Bonds, Centra Health Obligated Group, Refunding Series 2021, 4.000%,
1/01/55, (UB) (6)
1/32 at 100.00 N/R 10,783,575
1,000 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47
8/22 at 100.00 B- 1,000,080
7,000 Virginia Small Business Finance Authority, Educational Facilities Revenue
Bonds, Provident Resource Group - Rixey Student Housing Project,
Series 2019A, 5.500%, 7/01/54, 144A
7/34 at 100.00 N/R 6,855,240
7,535 Virginia Small Business Finance Authority, Educational Facilities Revenue
Bonds, Provident Resource Group - Rixey Student Housing Project,
Series 2019B, 6.525%, 7/01/52, 144A (cash 6.525%, PIK 7.500%)
No Opt. Call N/R 7,489,634
550 West Falls Community Development Authority, Arlington County, Virginia,
Revenue Bonds, Series 2022A, 5.375%, 9/01/52, 144A
9/32 at 100.00 N/R 573,672
55,082 Total Virginia 54,344,717
Washington - 1.3% (0.8% of Total Investments)
1,000 King County Public Hospital District 4, Washington, Hospital Revenue
Bonds, Snoqualmie Valley Hospital, Series 2015A, 6.250%, 12/01/45
12/25 at 100.00 N/R 1,042,750
1,000 Kitsap County Consolidated Housing Authority, Washington, Pooled Tax
Credit Housing Revenue Bonds, Series 2007, 5.600%, 6/01/37, (AMT)
8/22 at 100.00 N/R 999,910
1,300 Port of Seattle Industrial Development Corporation, Washington, Special
Facilities Revenue Refunding Bonds, Delta Air Lines, Inc. Project, Series
2012, 5.000%, 4/01/30, (AMT)
4/23 at 100.00 BB 1,311,427
2,500 Seattle Housing Authority, Washington, Revenue Bonds, Lam Bow
Apartments Project, Series 2021, 2.500%, 6/01/54
6/31 at 100.00 AA 1,765,075
195 Tacoma Consolidated Local Improvement District 65, Washington, Special
Assessment Bonds, Series 2013, 5.750%, 4/01/43
8/22 at 100.00 N/R 193,771
3,065 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project,  Series 2017A,
7.500%, 1/01/32, (AMT), 144A (4)
1/28 at 100.00 N/R 1,992,250
545 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project,  Series 2018,
7.250%, 1/01/32, (AMT), 144A (4)
1/28 at 100.00 N/R 354,250
1,565 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project,  Series 2019A,
7.500%, 1/01/32, (AMT), 144A (4)
1/28 at 100.00 N/R 1,017,250
1,000 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Senior Series
2021A, 12.000%, 1/01/33, (AMT), 144A (4)
No Opt. Call N/R 769,270
255 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Taxable Senior
Series 2021B, 14.250%, 1/01/27, 144A (4)
No Opt. Call N/R 191,344

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NMZ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Washington (continued)
$ 7,330 Washington Health Care Facilities Authority, Revenue Bonds, Virginia
Mason Medical Center, Series 2017, 4.000%, 8/15/42, (UB) (6)
8/27 at 100.00 BBB- $ 7,007,627
1,000 Washington State Housing Finance Commission, Non-Profit Housing
Revenue Bonds, Mirabella Project, Series 2012A, 6.750%, 10/01/47,
(Pre-refunded 10/03/22), 144A
10/22 at 100.00 N/R (7) 1,008,570
20,755 Total Washington 17,653,494
West Virginia - 0.4% (0.3% of Total Investments)
1,308 Berkeley, Hardy and Jefferson Counties, West Virginia, as Joint Issuers,
Commercial Development Revenue Bonds, Scattered Site Housing
Projects, Series 2010, 5.750%, 12/01/44
12/23 at 100.00 N/R 1,310,799
1,125 Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Refunding & Improvement Series 2017A, 5.750%,
6/01/43, 144A
6/27 at 100.00 N/R 1,169,516
1,000 Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Refunding & Improvement Series 2021A, 4.125%,
6/01/43, 144A
6/31 at 100.00 N/R 953,490
1,000 West Virginia Economic Development Authority, Dock and Wharf Facilities
Revenue Bonds, Empire Trimodal Terminal, LLC Project, Series 2020,
7.625%, 12/01/40, 144A
12/27 at 103.00 N/R 859,960
1,000 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Arch Resources Project, Series 2021, 4.125%,
7/01/45, (AMT), (Mandatory Put 7/01/25)
1/25 at 100.00 B 1,003,270
5,433 Total West Virginia 5,297,035
Wisconsin - 8.0% (5.0% of Total Investments)
2,500 Gillett, Wisconsin, Solid Waste Disposal Revenue Bonds, WI RNG Hub
North LLC Renewable Natural Gas Production Plant Project, Series
2021A, 5.500%, 12/01/32, 144A
12/26 at 100.00 N/R 2,159,200
2,000 Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin,
General Revenue Bonds, Refunding Series 2017, 6.750%, 6/01/32
12/27 at 100.00 N/R 1,879,520
255 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Ascend Leadership Academy Project, Series 2021A, 5.000%, 6/15/51,
144A
6/29 at 100.00 N/R 220,504
850 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Coral Academy of Science, Reno, Series 2021A, 4.000%, 6/01/51, 144A
6/27 at 100.00 N/R 707,293
150 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Founders Academy of Las Vegas, Series 2020A, 5.000%, 7/01/55, 144A
7/28 at 100.00 BB- 149,272
2,015 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Guilford Preparatory Academy, North Carolina, Taxable Series 2022A,
5.000%, 4/01/57, 144A
4/31 at 100.00 N/R 1,847,977
1,000 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
High Desert Montessori Charter School, Series 2021A, 5.000%, 6/01/51,
144A
6/29 at 100.00 N/R 940,400
4,985 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
North Carolina Charter Educational Foundation Project, Series 2016A,
5.000%, 6/15/46, 144A
6/26 at 100.00 N/R 4,147,171
500 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Point College Preparatory, Series 2020A, 5.000%, 6/15/55, 144A
6/27 at 103.00 N/R 433,680

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Public Finance Authority of Wisconsin, Conference Center
and Hotel Revenue Bonds, Lombard Public Facilities
Corporation, First Tier Series 2018A-1:
$ 13 0.000%, 1/01/47, 144A (4) No Opt. Call N/R $ 306
11 0.000%, 1/01/48, 144A (4) No Opt. Call N/R 258
11 0.000%, 1/01/49, 144A (4) No Opt. Call N/R 244
10 0.000%, 1/01/50, 144A (4) No Opt. Call N/R 223
10 0.000%, 1/01/51, 144A (4) No Opt. Call N/R 211
13 0.000%, 1/01/52, 144A (4) No Opt. Call N/R 259
13 0.000%, 1/01/53, 144A (4) No Opt. Call N/R 246
13 0.000%, 1/01/54, 144A (4) No Opt. Call N/R 227
13 0.000%, 1/01/55, 144A (4) No Opt. Call N/R 214
12 0.000%, 1/01/56, 144A (4) No Opt. Call N/R 202
667 5.500%, 7/01/56, 144A (4) 3/28 at 100.00 N/R 414,063
14 0.000%, 1/01/57, 144A (4) No Opt. Call N/R 214
13 0.000%, 1/01/58, 144A (4) No Opt. Call N/R 200
13 0.000%, 1/01/59, 144A (4) No Opt. Call N/R 188
13 0.000%, 1/01/60, 144A (4) No Opt. Call N/R 175
12 0.000%, 1/01/61, 144A (4) No Opt. Call N/R 165
12 0.000%, 1/01/62, 144A (4) No Opt. Call N/R 154
12 0.000%, 1/01/63, 144A (4) No Opt. Call N/R 145
12 0.000%, 1/01/64, 144A (4) No Opt. Call N/R 137
11 0.000%, 1/01/65, 144A (4) No Opt. Call N/R 128
12 0.000%, 1/01/66, 144A (4) No Opt. Call N/R 130
148 0.000%, 1/01/67, 144A (4) No Opt. Call N/R 1,430
Public Finance Authority of Wisconsin, Conference Center
and Hotel Revenue Bonds, Lombard Public Facilities
Corporation, Second Tier Series 2018B:
24 0.000%, 1/01/46, 144A (4) No Opt. Call N/R 622
24 0.000%, 1/01/47, 144A (4) No Opt. Call N/R 578
24 0.000%, 1/01/48, 144A (4) No Opt. Call N/R 553
23 0.000%, 1/01/49, 144A (4) No Opt. Call N/R 527
23 0.000%, 1/01/50, 144A (4) No Opt. Call N/R 490
25 0.000%, 1/01/51, 144A (4) No Opt. Call N/R 517
651 1.000%, 7/01/51, 144A (4) 3/28 at 100.00 N/R 343,878
25 0.000%, 1/01/52, 144A (4) No Opt. Call N/R 485
25 0.000%, 1/01/53, 144A (4) No Opt. Call N/R 461
25 0.000%, 1/01/54, 144A (4) No Opt. Call N/R 438
24 0.000%, 1/01/55, 144A (4) No Opt. Call N/R 415
24 0.000%, 1/01/56, 144A (4) No Opt. Call N/R 395
24 0.000%, 1/01/57, 144A (4) No Opt. Call N/R 375
23 0.000%, 1/01/58, 144A (4) No Opt. Call N/R 355
23 0.000%, 1/01/59, 144A (4) No Opt. Call N/R 340
23 0.000%, 1/01/60, 144A (4) No Opt. Call N/R 321
23 0.000%, 1/01/61, 144A (4) No Opt. Call N/R 303
23 0.000%, 1/01/62, 144A (4) No Opt. Call N/R 288
22 0.000%, 1/01/63, 144A (4) No Opt. Call N/R 273
22 0.000%, 1/01/64, 144A (4) No Opt. Call N/R 262
22 0.000%, 1/01/65, 144A (4) No Opt. Call N/R 247
22 0.000%, 1/01/66, 144A (4) No Opt. Call N/R 228
281 0.000%, 1/01/67, 144A (4) No Opt. Call N/R 2,722
4,700 Public Finance Authority of Wisconsin, Contract Revenue Bonds, Mercer
Crossing Public Improvement District Project, Series 2017, 7.000%,
3/01/47, 144A
3/27 at 100.00 N/R 5,183,301
1,500 Public Finance Authority of Wisconsin, Education Revenue Bonds, Pioneer
Springs Community School, Series 2020A, 6.250%, 6/15/40, 144A
6/27 at 100.00 N/R 1,428,630
1,000 Public Finance Authority of Wisconsin, Education Revenue Bonds, The
Capitol Encore Academy, Series 2021A, 5.000%, 6/01/56, 144A
6/28 at 100.00 N/R 858,360

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NMZ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 2,000 Public Finance Authority of Wisconsin, Educational Facilities Revenue
Bonds, Lake Erie College, Series 2019A, 5.875%, 10/01/54, 144A
10/29 at 100.00 N/R $ 1,775,920
830 Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, Cottonwood Classical Preparatory School in Albuquerque, New
Mexico, Series 2012A, 6.250%, 12/01/42, (Pre-refunded 12/01/22)
12/22 at 100.00 N/R (7) 842,965
1,550 Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, LEAD Academy Project, Series 2021, 5.000%, 8/01/51, 144A
8/28 at 100.00 N/R 1,372,974
3,000 Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, Lenoir-Rhyne University, Refunding Series 2022, 5.125%, 4/01/52
4/32 at 100.00 N/R 3,040,170
335 Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds,
National Gypsum Company Project, Refunding Series 2016, 4.000%,
8/01/35, (AMT)
8/26 at 100.00 N/R 302,961
1,275 Public Finance Authority of Wisconsin, Hospital Revenue Bonds, Carson
Valley Medical Center, Series 2021A, 4.000%, 12/01/41
12/31 at 100.00 BB+ 1,194,637
5,000 Public Finance Authority of Wisconsin, Hotel Revenue Bonds, Grand
Hyatt San Antonio Hotel Acquisition Project, Senior Lien Series 2022A,
5.000%, 2/01/62
2/32 at 100.00 N/R 5,227,600
6,665 Public Finance Authority of Wisconsin, Hotel Revenue Bonds, Grand Hyatt
San Antonio Hotel Acquisition Project, Subordinate Lien Series 2022B,
6.000%, 2/01/62, 144A
2/32 at 100.00 N/R 6,914,871
Public Finance Authority of Wisconsin, Limited Obligation
Grant Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017A:
1,665 3.125%, 8/01/27, 144A (4) No Opt. Call N/R 1,535,779
1,000 6.750%, 8/01/31, 144A (4) No Opt. Call N/R 843,510
Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017:
2,000 6.750%, 12/01/42, 144A 12/27 at 100.00 N/R 1,870,100
19,335 7.000%, 12/01/50, 144A 12/27 at 100.00 N/R 18,227,684
400 Public Finance Authority of Wisconsin, Retirement Facility Revenue Bonds,
Shalom Park Development Project, Series 2019, 0.000%, 12/31/24, 144A
No Opt. Call N/R 292,076
3,500 Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf
Coast Zoo, Series 2018A, 6.500%, 9/01/48
9/28 at 100.00 N/R 2,716,560
500 Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton
Therapy Center, Senior Series 2017A, 7.000%, 10/01/47, 144A (4)
10/27 at 100.00 N/R 434,880
Public Finance Authority of Wisconsin, Revenue Bonds,
Procure Proton Therapy Center, Senior Series 2018A:
4,415 6.950%, 7/01/38, 144A 7/28 at 100.00 N/R 3,772,662
6,585 7.000%, 7/01/48, 144A 7/28 at 100.00 N/R 5,646,176
1,060 Public Finance Authority of Wisconsin, Revenue Bonds, Roseman
University of Health Sciences, Series 2015, 5.875%, 4/01/45
4/25 at 100.00 BB 1,106,407
Public Finance Authority of Wisconsin, Revenue Bonds,
SearStone Retirement Community, Series 2023A:
1,000 5.000%, 6/01/37 (WI/DD, Settling 3/03/23) 6/28 at 103.00 N/R 917,610
4,000 5.000%, 6/01/52 (WI/DD, Settling 3/03/23) 6/28 at 103.00 N/R 3,281,320
Public Finance Authority of Wisconsin, Revenue Bonds, Sky
Harbour LLC Obligated Group Aviation Facilities Project,
Series 2021:
1,200 4.000%, 7/01/41, (AMT) 7/31 at 100.00 N/R 982,080
2,485 4.250%, 7/01/54, (AMT) 7/31 at 100.00 N/R 1,919,588
1,000 Public Finance Authority of Wisconsin, Revenue Bonds, Wonderful
Foundations Charter School WFCS Portfolio Projects, Senior Series
2021A-1, 5.000%, 1/01/56, 144A
1/31 at 100.00 N/R 935,430

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 2,500 Public Finance Authority of Wisconsin, Senior Revenue Bonds, Fargo-
Moorhead Metropolitan Area Flood Risk Management P3 Project, Green
Series 2021, 4.000%, 3/31/56, (AMT)
9/31 at 100.00 N/R $ 2,135,025
Public Finance Authority of Wisconsin, Senior Revenue
Bonds, Maryland Proton Treatment Center, Series 2018A-1:
1,000 6.125%, 1/01/33, 144A 1/28 at 100.00 N/R 615,000
2,000 6.250%, 1/01/38, 144A 1/28 at 100.00 N/R 1,230,000
3,500 6.375%, 1/01/48, 144A 1/28 at 100.00 N/R 2,152,500
91 Public Finance Authority, Wisconsin, Revenue Bonds, Minnesota College
of Osteopathic Medicine, Senior Series 2019A-1, 0.000%, 12/01/48,
144A (4)
12/28 at 100.00 N/R 45,647
815 Public Finance Authority, Wisconsin, Revenue Bonds, Ocean Academy
Charter School, Series 2021, 5.000%, 10/15/56, 144A
10/31 at 100.00 N/R 746,573
1,000 Saint Croix Chippewa Indians of Wisconsin, Revenue Bonds, Refunding
Senior Series 2021, 5.000%, 9/30/41, 144A
9/28 at 100.00 N/R 822,630
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Ascension Health Alliance
Senior Credit Group, Series 2016A:
3,600 4.000%, 11/15/46, (UB) 5/26 at 100.00 AA+ 3,577,140
1,400 4.000%, 11/15/46, (Pre-refunded 5/15/26), (UB) 5/26 at 100.00 N/R (7) 1,493,464
6,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Medical College of Wisconsin, Inc., Series 2016, 4.000%,
12/01/46, (UB) (6)
11/26 at 100.00 N/R 6,000,780
116,644 Total Wisconsin 104,702,619
$ 2,714,738 Total Municipal Bonds (cost $1,530,837,574) 2,045,151,267
Shares Description (1) Value
X 54,850,921 COMMON STOCKS - 4.2% (2.6% of Total Investments)
X 54,850,921
Airlines - 0.2% (0.1% of Total Investments)
227,514 American Airlines Group Inc (10),(11) $ 3,119,217
Independent Power and Renewable Electricity Producers - 4.0% (2.5% of Total Investments)
750,823 Energy Harbor Corp (11),(12),(13) 51,731,704
Total Common Stocks (cost $27,440,408) 54,850,921
Principal
Amount (000) Description (1) Coupon Maturity Ratings (3) Value
4,695,304 CORPORATE BONDS - 0.4% (0.2% of Total Investments)
X 4,695,304
Metals & Mining - 0.4% (0.2% of Total Investments)
$ 5,000 United States Steel Corp 6.650% 6/01/37 B1 $ 4,307,495
Paper & Forest Products - 0.0% (0.0% of Total Investments)
260 Columbia Pulp I LLC 0.000% 2/28/23 N/R 259,707
Real Estate Management & Development - 0.0% (0.0% of Total Investments)
300 Zilkha Biomass Selma LLC (4),(8) 5.000% 8/01/28 N/R 128,070
3,170 Zilkha Biomass Selma LLC (4),(8) 10.000% 8/01/38 N/R 32
3,470 Total Real Estate Management & Development 128,102
$ 8,730 Total Corporate Bonds (cost $8,658,767) 4,695,304

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NMZ
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Coupon
(14)
Reference
Rate (14) Spread (14) Maturity (15) Ratings (3) Value
X 56,663 VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% (0.0% of Total Investments) (14)
X 56,663
Hotels, Restaurants & Leisure - 0.0% (0.0% of Total Investments)
$ 57 Lombard Starwood Westin
Hotel Conference Center and
Hotel Project Revenue Bonds,
Term Loan(cash 7.500%, PIK
7.500%)(16)
7.500% N/A N/A 12/31/23 N/R $ 56,663
$ 57 Total Variable Rate Senior Loan Interests (cost $56,663) 56,663
Total Long-Term Investments (cost $1,566,993,412) 2,104,754,155
Floating Rate Obligations - (33.9)% (445,760,000)
Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering costs - (27.1)%(17) (356,436,009)
Other Assets Less Liabilities -  0.7% 10,563,265
Net Assets Applicable to Common Shares - 100% $ 1,313,121,411
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 2,044,604,599 $ 546,667 $ 2,045,151,266
Common Stocks 3,119,217 51,731,705 – 54,850,922
Corporate Bonds – 4,567,202 128,102 4,695,304
Variable Rate Senior Loan Interests – 56,663 – 56,663
Total
$ 3,119,217 $ 2,100,960,169 $ 674,769 $ 2,104,754,155
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch,
Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
Holdings designated N/R are not rated by any of these national rating agencies.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

(8) Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(9) Principal Amount (000) rounds to less than $1,000.
(10) On November 28, 2011, AMR Corp. ("AMR"), the parent company of American Airlines Group, Inc. ("AAL") filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement to meet AMR's unsecured bond obligations, the bondholders including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(11) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(12) For fair value measurement disclosure purposes, investment classified as Level 2.
(13) Common Stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial Development Authority,
Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41, Beaver
County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project,
Series 2006B, 3.500%, 12/01/35, Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy
Generation Corporation Project, Series 2009A, 5.700%, 8/01/20, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23, Ohio Air Quality Development Authority,
Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32, Ohio Water
Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B,
4.000%, 1/01/34, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating
Corporation Project, Series 2006A, 3.000%, 5/15/20, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds,
FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33, Ohio Water Development Authority, Pollution Control
Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008C, 3.950%, 11/01/32, Ohio Water Development
Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010A, 3.750%, 7/01/33,
Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor,
Series 2006A, 2.550%, 11/01/41.
(14) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(15) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(16) Senior loan received as part of the bondholder funding agreement during March 2022 for Public Finance Authority of Wisconsin, Conference
Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1, 0.000%, 7/01/56, 144A.
(17) Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering cost as a percentage of Total Investments is 16.9%
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
N/A Not Applicable.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD Purchased on a when-issued or delayed delivery basis.